UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22001

TDX Independence Funds, Inc.

(Exact name of registrant as specified in charter)

420 Lexington Avenue, Suite 2550, New York, NY 10170
(Address of principal executive offices)	(Zip code)

David M. Kelley
TDX Independence Funds, Inc.
420 Lexington Avenue
Suite 2550
New York, NY 10170

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 867-7400

Date of fiscal year end: May 31, 2009

Date of reporting period: February 28, 2009

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1 -5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
                Attached hereto.

Item 2. Controls and Procedures.

(a)	The Registrant’s Chief Executive Officer and Chief Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)	There were no changes in the Registrant’s internal controls that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a -2(a)), exactly as set forth below: Attached hereto.

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND
February 28, 2009 (Unaudited)

Number of Shares		Market Value

	COMMON STOCKS—16.2%
	CONSUMER DISCRETIONARY—1.4%
112	Aeropostale, Inc.*	$2,597
770	American Axle & Manufacturing Holdings, Inc.	716
330	Blyth, Inc.	6,735
164	Buffalo Wild Wings, Inc.*	5,063
1,389	CBS Corp., Class B	5,931
1,799	Champion Enterprises, Inc.*	522
1,039	Comcast Corp., Class A	13,569
116	Compagnie Financiere Richemont SA, Class A (Switzerland)	1,538
1,221	Crown Media Holdings, Inc., Class A*	2,002
214	Daimler AG (Germany)	4,895
160	DeVry, Inc.	8,312
402	DIRECTV Group (The), Inc.*	8,016
135	Fossil, Inc.*	1,704
373	Fred’s, Inc., Class A	3,435
119	Hennes & Mauritz AB, Class B (Sweden)	4,465
611	Home Depot (The), Inc.	12,764
320	HONDA MOTOR Co. Ltd. (Japan)	7,816
777	Hovnanian Enterprises, Inc., Class A*	660
173	J. Crew Group, Inc.*	1,948
188	Johnson Controls, Inc.	2,139
207	Las Vegas Sands Corp.*	472
329	LKQ Corp.*	4,442
53	LVMH Moet Hennessy Louis Vuitton SA (France)	3,055
177	Marvel Entertainment, Inc.*	4,577
394	McDonald’s Corp.	20,587
77	National Presto Industries, Inc.	4,659
125	Netflix, Inc.*	4,518
617	Omnicom Group, Inc.	14,827
203	Panasonic Corp. (Japan)	2,394
88	Priceline.com, Inc.*	7,468
241	Sony Corp. (Japan)	4,108
32	Strayer Education, Inc.	5,432
348	Superior Industries International, Inc.	3,546
299	Target Corp.	8,465
1,347	Time Warner, Inc.	10,278
642	Toyota Motor Corp. (Japan)	20,864
142	Tupperware Brands Corp.	2,014
97	Vail Resorts, Inc.*	1,831
215	Vivendi (France)	5,179
25	Volkswagen AG (Germany)	5,969
702	Walt Disney (The) Co.	11,773

		241,285

	CONSUMER STAPLES—2.1%
244	Archer-Daniels-Midland Co.	6,505
298	British American Tobacco PLC (United Kingdom)	7,633
140	Carrefour SA (France)	4,761
95	Central European Distribution Corp.*	634
875	Coca-Cola (The) Co.	35,743
542	CVS Caremark Corp.	13,951
483	Diageo PLC (United Kingdom)	5,638

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)
February 28, 2009 (Unaudited)

Number of Shares		Market Value

	COMMON STOCKS (Continued)
	CONSUMER STAPLES (Continued)
192	Flowers Foods, Inc.	$4,284
129	Fresh Del Monte Produce, Inc. (Cayman Islands)*	2,423
94	Groupe DANONE (France)	4,519
550	H.J. Heinz Co.	17,969
546	Kraft Foods, Inc., Class A	12,438
132	Nash Finch Co.	4,599
793	Nestle SA (Switzerland)	26,097
735	Philip Morris International, Inc.	24,600
1,111	Procter & Gamble (The) Co.	53,516
475	Reynolds American, Inc.	15,951
142	Ruddick Corp.	3,079
873	Safeway, Inc.	16,151
1,495	Tesco PLC (United Kingdom)	7,100
370	Unilever NV (Netherlands)	7,166
248	Unilever PLC (United Kingdom)	4,836
1,391	Wal-Mart Stores, Inc.	68,492

		348,085

	ENERGY—2.5%
159	Alpha Natural Resources, Inc.*	2,926
674	BG Group PLC (United Kingdom)	9,655
3,962	BP PLC (United Kingdom)	25,314
51	Bristow Group, Inc.*	1,033
823	Chevron Corp.	49,964
630	ConocoPhillips	23,531
146	Crosstex Energy, Inc.	327
119	Dawson Geophysical Co.*	1,453
303	Delta Petroleum Corp.*	624
115	Encore Acquisition Co.*	2,309
546	ENI S.p.A (Italy)	10,998
144	Exterran Holdings, Inc.*	2,606
2,014	Exxon Mobil Corp.	136,751
262	Hercules Offshore, Inc.*	377
141	IHS, Inc., Class A*	5,743
247	Mariner Energy, Inc.*	2,285
317	Occidental Petroleum Corp.	16,443
437	Petrohawk Energy Corp.*	7,438
326	Pride International, Inc.*	5,620
217	Repsol YPF SA (Spain)	3,368
735	Royal Dutch Shell PLC, Class A (United Kingdom)	16,186
556	Royal Dutch Shell PLC, Class B (United Kingdom)	11,761
447	Schlumberger Ltd. (Netherlands Antilles)	17,013
210	Ship Finance International Ltd. (Bermuda)	1,791
327	Smith International, Inc.	7,024
699	Southwestern Energy Co.*	20,110
269	StatoilHydro ASA (Norway)	4,502
449	Total SA (France)	21,373
324	Union Drilling, Inc.*	1,111
135	Walter Industries, Inc.	2,453
114	Whiting Petroleum Corp.*	2,656
113	Woodside Petroleum Ltd. (Australia)	2,584

		417,329

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)
February 28, 2009 (Unaudited)

Number of Shares		Market Value

	COMMON STOCKS (Continued)
	FINANCIALS—2.2%
156	Aflac, Inc.	$2,615
11	Alexander’s, Inc. REIT	1,544
66	Alexandria Real Estate Equities, Inc. REIT	2,637
80	Allianz SE (Germany)	5,449
564	American Equity Investment Life Holding Co.	2,166
397	American Express Co.	4,788
1,245	American International Group, Inc.	523
267	Apollo Investment Corp.	1,103
186	Aspen Insurance Holdings Ltd. (Bermuda)	4,053
195	Assicurazioni Generali S.p.A (Italy)	2,952
246	Assured Guaranty Ltd. (Bermuda)	1,087
347	AXA (France)	3,233
811	Banco Bilbao Vizcaya Argentaria SA (Spain)	5,964
354	Banco Latinoamericano de Exportaciones SA, Class E (Panama)	3,211
1,548	Banco Santander SA (Spain)	9,634
1,417	Bank of America Corp.	5,597
459	Bank of New York Mellon (The) Corp.	10,176
1,262	Barclays PLC (United Kingdom)	1,680
204	BioMed Realty Trust, Inc. REIT	1,740
154	BNP Paribas (France)	5,083
585	Capital One Financial Corp.	7,049
37	Capital Southwest Corp.	2,429
393	Charles Schwab (The) Corp.	4,995
1,649	Citigroup, Inc.	2,474
204	Commonwealth Bank of Australia (Australia)	3,884
99	Corporate Office Properties Trust REIT	2,475
225	Credit Suisse Group (Switzerland)	5,585
102	Deutsche Bank AG (Germany)	2,692
134	Digital Realty Trust, Inc. REIT	4,005
273	eHealth, Inc.*	3,453
243	Equity One, Inc. REIT	2,717
723	Fifth Third Bancorp	1,526
240	First Cash Financial Services, Inc.*	3,278
654	Fortis (Belgium)	1,098
94	Franklin Resources, Inc.	4,305
66	GAMCO Investors, Inc., Class A	1,914
136	Goldman Sachs Group (The), Inc.	12,387
54	Greenhill & Co., Inc.	3,488
125	Highwoods Properties, Inc. REIT	2,361
2,295	HSBC Holdings PLC (United Kingdom)	16,070
497	ING Groep NV (Netherlands)	2,314
1,594	Intesa Sanpaolo S.p.A (Italy)	3,919
1,110	JPMorgan Chase & Co.	25,364
278	Knight Capital Group, Inc., Class A*	4,890
703	LaBranche & Co., Inc.*	4,063
1,645	Lloyds TSB Group PLC (United Kingdom)	1,367
1,744	Mitsubishi UFJ Financial Group, Inc. (Japan)	8,092
2,000	Mizuho Financial Group, Inc. (Japan)	3,843
301	National Australia Bank Ltd. (Australia)	3,438
775	National Bank of Greece SA ADR (Greece)	1,767
166	National Retail Properties, Inc. REIT	2,385
178	Nationwide Health Properties, Inc. REIT	3,606
335	Northern Trust Corp.	18,609

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)
February 28, 2009 (Unaudited)

Number of Shares		Market Value

	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
126	Odyssey Re Holdings Corp.	$5,854
118	Platinum Underwriters Holdings Ltd. (Bermuda)	3,309
115	Potlatch Corp. REIT	2,619
78	ProAssurance Corp.*	3,728
486	ProLogis REIT	2,814
300	Public Storage REIT	16,644
220	Realty Income Corp. REIT	3,857
2,437	Royal Bank of Scotland Group PLC (United Kingdom)	806
232	Senior Housing Properties Trust REIT	2,928
104	Simon Property Group, Inc. REIT	3,442
82	Sumitomo Mitsui Financial Group, Inc. (Japan)	2,657
97	SVB Financial Group*	1,586
458	T. Rowe Price Group, Inc.	10,415
296	Texas Capital Bancshares, Inc.*	2,883
685	U.S. Bancorp	9,802
448	UBS AG (Switzerland)*	4,253
102	UMB Financial Corp.	3,869
2,019	UniCredito Italiano S.p.A (Italy)	2,590
413	United Community Banks, Inc.	1,429
280	Vornado Realty Trust REIT	9,164
180	Waddell & Reed Financial, Inc., Class A	2,542
1,036	Wells Fargo & Co.	12,536
70	Westamerica Bancorp.	2,791
333	Westpac Banking Corp. (Australia)	3,593
27	Zurich Financial Services AG (Switzerland)	3,866

		367,054

	HEALTH CARE—2.0%
518	Abbott Laboratories	24,522
142	Alexion Pharmaceuticals, Inc.*	4,856
604	Alliance Imaging, Inc.*	4,953
347	Amgen, Inc.*	16,979
244	AstraZeneca PLC (United Kingdom)	7,801
131	Bayer AG (Germany)	6,336
218	BioMarin Pharmaceuticals, Inc.*	2,616
59	Bio-Rad Laboratories, Inc., Class A*	3,286
436	Bruker Corp.*	1,836
189	CorVel Corp.*	3,565
409	Cross Country Healthcare, Inc.*	3,027
923	GlaxoSmithKline PLC (United Kingdom)	14,064
540	Halozyme Therapeutics, Inc.*	2,392
459	Hologic, Inc.*	5,196
298	Humana, Inc.*	7,054
138	Illumina, Inc.*	4,324
337	Insulet Corp.*	2,062
200	Inverness Medical Innovations, Inc.*	4,494
970	Johnson & Johnson	48,499
121	Magellan Health Services, Inc.*	4,012
128	Masimo Corp.*	3,199
503	McKesson Corp.	20,633
742	Merck & Co., Inc.	17,956
75	Myriad Genetics, Inc.*	5,914
361	Novartis AG (Switzerland)	13,225

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)
February 28, 2009 (Unaudited)

Number of Shares		Market Value

	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
85	Onyx Pharmaceuticals, Inc.*	$2,549
94	OSI Pharmaceuticals, Inc.*	3,205
173	Perrigo Co.	3,476
2,282	Pfizer, Inc.	28,090
138	Psychiatric Solutions, Inc.*	2,338
116	Roche Holding AG (Switzerland)	13,243
260	Sanofi-Aventis SA (France)	13,511
180	Takeda Pharmaceutical Co. Ltd. (Japan)	7,340
145	Thermo Fisher Scientific, Inc.*	5,258
48	United Therapeutics Corp.*	3,221
504	UnitedHealth Group, Inc.	9,904
89	Zimmer Holdings, Inc.*	3,117

		328,053

	INDUSTRIALS—1.4%
257	3M Co.	11,683
436	ABB Ltd. (Switzerland)	5,348
104	Acuity Brands, Inc.	2,384
222	Aecom Technology Corp.*	5,446
45	Alstom SA (France)	2,159
364	Altra Holdings, Inc.*	1,958
93	American Science & Engineering, Inc.	5,644
529	BAE Systems PLC (United Kingdom)	2,801
127	Baldor Electric Co.	1,551
446	Beacon Roofing Supply, Inc.*	4,893
128	Belden, Inc.	1,366
278	Boeing (The) Co.	8,740
141	Brady Corp., Class A	2,415
191	Bucyrus International, Inc.	2,372
137	Burlington Northern Santa Fe Corp.	8,051
222	Caterpillar, Inc.	5,463
97	CLARCOR, Inc.	2,557
351	Cummins, Inc.	7,301
105	Danaher Corp.	5,330
210	Deutsche Post AG (Germany)	2,038
44	East Japan Railway Co. (Japan)	2,631
144	EMCOR Group, Inc.*	2,219
266	Emerson Electric Co.	7,116
301	Foster Wheeler AG (Switzerland)*	4,527
118	FTI Consulting, Inc.*	4,312
236	Fuel Tech, Inc.*	2,181
144	General Dynamics Corp.	6,310
3,448	General Electric Co.	29,342
494	H&E Equipment Services, Inc.*	2,539
195	Illinois Tool Works, Inc.	5,421
491	Ingersoll-Rand Co. Ltd., Class A (Bermuda)	6,962
295	Insituform Technologies, Inc., Class A*	3,593
239	Komatsu Ltd. (Japan)	2,496
222	Koninklijke (Royal) Philips Electronics NV (Netherlands)	3,591
178	Manpower, Inc.	4,963
320	Mitsubishi Corp. (Japan)	4,068
90	Moog, Inc., Class A*	2,093
57	Schneider Electric SA (France)	3,460

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)
February 28, 2009 (Unaudited)

Number of Shares		Market Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
3	Seaboard Corp.	$2,640
149	Siemens AG (Germany)	7,632
188	Union Pacific Corp.	7,054
361	United Parcel Service, Inc., Class B	14,866
40	Vestas Wind Systems A/S (Denmark)*	1,781
87	Vinci SA (France)	2,845
115	Wabtec Corp.	3,077
123	Woodward Governor Co.	2,118

		229,337

	INFORMATION TECHNOLOGY—2.6%
534	Amkor Technology, Inc.*	913
72	Anixter International, Inc.*	2,118
158	ANSYS, Inc.*	3,187
321	Apple, Inc.*	28,668
856	Aruba Networks, Inc.*	2,363
74	CACI International, Inc., Class A*	3,165
241	CANON, Inc. (Japan)	6,256
2,378	Cisco Systems, Inc.*	34,646
549	eBay, Inc.*	5,968
947	EMC Corp.*	9,944
69	Equinix, Inc.*	3,202
252	FLIR Systems, Inc.*	5,143
123	Google, Inc., Class A*	41,572
897	Hewlett-Packard Co.	26,040
2,071	Intel Corp.	26,384
458	International Business Machines Corp.	42,149
71	Itron, Inc.*	3,171
709	Ixia*	3,531
212	Jack Henry & Associates, Inc.	3,377
452	Lawson Software, Inc.*	1,736
221	Macrovision Solutions Corp.*	3,476
45	MasterCard, Inc., Class A	7,111
467	MEMC Electronic Materials, Inc.*	7,010
218	MICROS Systems, Inc.*	3,505
235	Microsemi Corp.*	2,376
3,545	Microsoft Corp.	57,251
794	Motorola, Inc.	2,795
1,600	Nextwave Wireless, Inc.*	208
4	Nintendo Co. Ltd. (Japan)	1,165
727	Nokia Oyj (Finland)	6,943
425	Nuance Communications, Inc.*	3,766
690	ON Semiconductor Corp.*	2,525
214	Parametric Technology Corp.*	1,742
262	Perot Systems Corp., Class A*	2,982
202	Polycom, Inc.*	2,687
220	Quest Software, Inc.*	2,486
311	RightNow Technologies, Inc.*	2,472
411	SAIC, Inc.*	7,772
171	SAP AG (Germany)	5,541
363	Skyworks Solutions, Inc.*	2,360
79	Sohu.com, Inc.*	3,903
141	SRA International, Inc., Class A*	1,915

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)
February 28, 2009 (Unaudited)

Number of Shares		Market Value

	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
159	Sybase, Inc.*	$4,322
595	TechTarget, Inc.*	1,488
598	Telefonaktiebolaget LM Ericsson, B Shares (Sweden)	4,986
217	THQ, Inc.*	543
399	TIBCO Software, Inc.*	1,927
797	Toshiba Corp. (Japan)	1,955
225	Tyco Electronics Ltd. (Bermuda)	2,133
381	Universal Display Corp.*	2,297
354	ValueClick, Inc.*	2,220
276	Western Union (The) Co.	3,080
1,583	Xerox Corp.	8,200
476	Yahoo!, Inc.*	6,297

		424,972

	MATERIALS—0.7%
60	Air Liquide SA (France)	4,432
276	Anglo American PLC (United Kingdom)	3,938
168	Aptargroup, Inc.	4,714
227	ArcelorMittal (Luxembourg)	4,454
200	BASF AG (Germany)	5,578
687	BHP Billiton Ltd. (Australia)	12,654
494	BHP Billiton PLC (United Kingdom)	7,788
110	CF Industries Holdings, Inc.	7,076
1,881	Coeur d’Alene Mines Corp.*	1,430
357	Dow Chemical (The) Co.	2,556
328	E.I. du Pont de Nemours & Co.	6,153
335	Flotek Industries, Inc.*	670
150	Freeport-McMoRan Copper & Gold, Inc.	4,563
95	Greif, Inc., Class A	2,921
169	Mosaic (The) Co.	7,275
1,610	Nippon Steel Corp. (Japan)	4,295
38	Rio Tinto Ltd. (Australia)	1,147
202	Rio Tinto PLC (United Kingdom)	5,185
185	Rockwood Holdings, Inc.*	1,090
210	Terra Industries, Inc.	5,416
59	Texas Industries, Inc.	950
309	Valhi, Inc.	3,859
179	Vulcan Materials Co.	7,412
352	Weyerhaeuser Co.	8,504
144	Xstrata PLC (United Kingdom)	1,428

		115,488

	TELECOMMUNICATION SERVICES—0.8%
2,224	AT&T, Inc.	52,865
1,437	BT Group PLC (United Kingdom)	1,858
340	Consolidated Communications Holdings, Inc.	3,288
489	Deutsche Telekom AG (Germany)	5,940
315	France Telecom SA (France)	7,125
386	Koninklijke (Royal) KPN NV (Netherlands)	4,998
769	Telefonica SA (Spain)	14,367
304	tw telecom, Inc.*	2,444
989	Verizon Communications, Inc.	28,216

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)
February 28, 2009 (Unaudited)

Number of Shares		Market Value

	COMMON STOCKS (Continued)
	TELECOMMUNICATION SERVICES (Continued)
10,016	Vodafone Group PLC (United Kingdom)	$17,874

		138,975

	UTILITIES—0.5%
413	E.ON AG (Germany)	10,706
987	Enel S.p.A (Italy)	4,945
193	Exelon Corp.	9,113
701	Iberdrola SA (Spain)	4,630
104	ITC Holdings Corp.	3,841
644	National Grid PLC (United Kingdom)	5,751
135	Nicor, Inc.	4,236
635	PG&E Corp.	24,270
145	PPL Corp.	4,044
100	RWE AG (Germany)	6,346
17	Suez SA (France)	479
270	Westar Energy, Inc.	4,563

		82,924

	Total Common Stocks
	(Cost $5,070,175)	2,693,502

	RIGHTS—0.0%
	FINANCIALS—0.0%
654	Fortis Rights, expiring 12/31/14 (Belgium)*
	(Cost $0)	0

Principal Amount		Market Value

	CORPORATE BONDS—23.3%
	CONSUMER DISCRETIONARY—1.6%
$54,000	Comcast Cable Communications Holdings, Inc.
	8.375%, 3/15/13	$57,654
81,000	Daimler Finance North America LLC
	7.30%, 1/15/12	77,607
141,000	Home Depot (The), Inc.
	5.40%, 3/01/16	125,980

		261,241

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)
February 28, 2009 (Unaudited)

Principal Amount		Market Value

	CORPORATE BONDS (Continued)
	CONSUMER STAPLES—0.7%
$41,000	Diageo Finance BV (Netherlands)
	5.30%, 10/28/15	$40,996
21,000	Kroger (The) Co.
	5.50%, 2/01/13	21,387
47,000	Wal-Mart Stores, Inc.
	4.55%, 5/01/13	49,278

		111,661

	ENERGY—1.7%
43,000	Apache Corp.
	5.25%, 4/15/13	44,335
31,000	Enterprise Products Operating LP, Series B
	5.60%, 10/15/14	28,819
107,000	Hess Corp.
	6.65%, 8/15/11	108,891
47,000	Kinder Morgan Energy Partners LP
	6.75%, 3/15/11	48,114
49,000	Spectra Energy Capital LLC
	6.25%, 2/15/13	46,561

		276,720

	FINANCIALS—14.8%
42,000	American General Finance Corp., Series H MTN
	5.375%, 10/01/12	19,014
109,000	Ameriprise Financial, Inc.
	5.35%, 11/15/10	101,742
	Bank of America Corp.
125,000	4.50%, 8/01/10	117,616
21,000	4.875%, 1/15/13	18,442
81,000	Boeing Capital Corp. Ltd.
	5.80%, 1/15/13	85,279
51,000	Boston Properties LP
	6.25%, 1/15/13	44,263
121,000	Capital One Financial Corp.
	6.15%, 9/01/16	87,851
245,000	Citigroup, Inc.
	6.00%, 2/21/12	214,359
163,000	European Investment Bank (Supranational)
	4.625%, 5/15/14	173,143
149,000	General Electric Capital Corp., Series A MTN
	5.875%, 2/15/12	149,057
81,000	Genworth Financial, Inc.
	5.75%, 6/15/14	38,458
164,000	Goldman Sachs Group, LP
	5.00%, 10/01/14	147,544

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)
February 28, 2009 (Unaudited)

Principal Amount		Market Value

	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
	HSBC Finance Corp.
$85,000	6.375%, 11/27/12	$81,491
100,000	5.50%, 1/19/16	87,540
85,000	International Lease Finance Corp., Series Q MTN
	5.75%, 6/15/11	59,000
34,000	iStar Financial, Inc., Series 1
	5.875%, 3/15/16	10,551
81,000	John Deere Capital Corp.
	7.00%, 3/15/12	86,787
101,000	JPMorgan Chase & Co.
	5.75%, 1/02/13	99,843
149,000	Kreditanstalt fuer Wiederaufbau (Germany)
	4.25%, 6/15/10	152,859
30,000	Marsh & McLennan Cos., Inc.
	5.75%, 9/15/15	25,612
105,000	Merrill Lynch & Co, Inc., Series C MTN
	5.00%, 1/15/15	86,000
81,000	MetLife, Inc.
	5.00%, 6/15/15	75,284
	Morgan Stanley
100,000	5.05%, 1/21/11	98,665
98,000	5.30%, 3/01/13	91,973
49,000	National Rural Utilities Cooperative Finance Corp., Series C MTN
	7.25%, 3/01/12	51,943
54,000	Royal Bank of Scotland Group PLC (United Kingdom)
	5.00%, 10/01/14	45,089
54,000	SLM Corp., Series A MTN
	5.375%, 5/15/14	31,487
125,000	Wachovia Corp.
	5.25%, 8/01/14	112,868
73,000	Wells Fargo & Co.
	5.00%, 11/15/14	67,050

		2,460,810

	HEALTH CARE—1.1%
81,000	AmerisourceBergen Corp.
	5.875%, 9/15/15	75,064
53,000	UnitedHealth Group, Inc.
	4.875%, 3/15/15	48,390
75,000	WellPoint, Inc.
	5.25%, 1/15/16	67,953

		191,407

	INDUSTRIALS—0.7%
121,000	United Technologies Corp.
	4.375%, 5/01/10	123,587

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)
February 28, 2009 (Unaudited)

Principal Amount		Market Value

	CORPORATE BONDS (Continued)
	INFORMATION TECHNOLOGY—1.1%
$89,000	International Business Machines Corp.
	4.25%, 9/15/09	$89,886
89,000	Oracle Corp.
	5.25%, 1/15/16	90,142

		180,028

	MATERIALS—0.2%
47,000	Alcoa, Inc.
	6.00%, 1/15/12	39,837

	TELECOMMUNICATION SERVICES—0.7%
33,000	Embarq Corp.
	7.082%, 6/01/16	29,741
74,000	New Cingular Wireless Services, Inc.
	7.875%, 3/01/11	79,124

		108,865

	UTILITIES—0.7%
35,000	Constellation Energy Group
	4.55%, 6/15/15	28,347
53,000	Dominion Resources, Inc., Series C
	5.15%, 7/15/15	50,325
47,000	Exelon Generation Co. LLC
	5.35%, 1/15/14	43,460

		122,132

	Total Corporate Bonds
	(Amortized Cost $4,201,821)	3,876,288

	UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS—56.6%
	FEDERAL HOME LOAN MORTGAGE CORP.—10.0%
717,000	3.25%, 2/25/11	739,056
140,000	4.875%, 11/18/11	150,930
723,000	4.50%, 1/15/13	767,960

		1,657,946

	FEDERAL NATIONAL MORTGAGE ASSOCIATION—15.4%
1,036,000	7.25%, 1/15/10	1,090,497
707,000	5.00%, 4/15/15	779,901
637,000	5.00%, 5/11/17	697,716

		2,568,114

	UNITED STATES TREASURY BONDS/NOTES—31.2%
1,653,000	6.00%, 8/15/09	1,694,649
185,400	4.00%, 9/30/09	189,108

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)
February 28, 2009 (Unaudited)

Principal Amount		Market Value

	UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS (Continued)
	UNITED STATES TREASURY BONDS/NOTES (Continued)
$1,433,700	3.50%, 2/15/10	$1,470,887
1,421,400	4.75%, 5/15/14	1,617,954
180,000	7.50%, 11/15/16	232,397

		5,204,995

	Total United States Government & Agencies Obligations
	(Amortized Cost $9,079,690)	9,431,055

	SOVEREIGN BONDS—1.6%
175,000	Italy Government International Bond (Italy)
	6.00%, 2/22/11	185,600
78,000	United Mexican States, Series A MTN (Mexico)
	6.375%, 1/16/13	82,485

	Total Sovereign Bonds
	(Amortized Cost $264,094)	268,085

	Total Investments—97.7%
	(Amortized Cost $18,615,780)(a)	$16,268,930
	Cash Equivalents—1.5%(b)	257,039
	Other assets less liabilities—0.8%	130,315

	Net Assets—100.0%	$16,656,284

	ADR – American Depositary Receipt.
	MTN – Medium Term Note.
	REIT – Real Estate Investment Trust.
	* Non-income producing security.

	(a)	The cost stated also approximates the aggregate cost for Federal income tax purposes. At February 28, 2009, net unrealized depreciation was $2,346,850 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $394,576 and aggregate gross unrealized depreciation of $2,741,426.

	(b)	Represents an investment in Dreyfus Institutional Reserve Money Fund with annualized 7-day yield of 1.10% at February 28, 2009.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)
February 28, 2009 (Unaudited)

The following is a summary of the inputs used as of February 28, 2009 in valuing the Fund’s investments:

Valuation inputs	Investments in Securities
Level 1—Quoted Prices	$2,693,502
Level 2—Other Significant Observable Inputs	13,575,428
Level 3—Significant Unobservable Inputs	-

Total Fair Value	$16,268,930

TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND
COUNTRY BREAKDOWN AS OF FEBRUARY 28, 2009 (Unaudited)

	Mareket Value	% of Net Assets

United States	$14,923,516	89.6%
Germany	221,980	1.3
United Kingdom	221,621	1.3
Italy	211,004	1.3
Supranational	173,142	1.0
Mexico	82,485	0.5
France	81,213	0.5
Japan	79,982	0.5
Switzerland	77,683	0.5
Netherlands	59,064	0.4
Spain	37,962	0.2
Australia	27,300	0.2
Bermuda	19,336	0.1
Netherlands Antilles	17,013	0.1
Sweden	9,450	0.1
Finland	6,943	0.1
Norway	4,502	0.0
Luxembourg	4,454	0.0
Panama	3,211	0.0
Cayman Islands	2,423	0.0
Denmark	1,781	0.0
Greece	1,767	0.0
Belgium	1,098	0.0

Total Investments	16,268,930	97.7
Cash Equivalents	257,039	1.5
Other assets less liabilities	130,315	0.8

Net Assets	$16,656,284	100.0%

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND
February 28, 2009 (Unaudited)

Number of Shares		Market Value

	COMMON STOCKS—49.4%
	CONSUMER DISCRETIONARY—4.4%
693	Aeropostale, Inc.*	$16,071
3,566	American Axle & Manufacturing Holdings, Inc.	3,316
1,766	Blyth, Inc.	36,044
841	Buffalo Wild Wings, Inc.*	25,962
7,570	CBS Corp., Class B	32,324
8,317	Champion Enterprises, Inc.*	2,412
283	Children’s Place Retail Stores (The), Inc.*	5,173
1,157	Cinemark Holdings, Inc.	8,897
5,436	Comcast Corp., Class A	70,994
535	Compagnie Financiere Richemont SA, Class A (Switzerland)	7,095
6,601	Crown Media Holdings, Inc., Class A*	10,826
1,066	Daimler AG (Germany)	24,383
865	DeVry, Inc.	44,937
2,128	DIRECTV Group (The), Inc.*	42,432
889	Fossil, Inc.*	11,219
1,934	Fred’s, Inc., Class A	17,812
405	Hennes & Mauritz AB, Class B (Sweden)	15,194
3,323	Home Depot (The), Inc.	69,417
1,505	HONDA MOTOR Co. Ltd. (Japan)	36,762
3,586	Hovnanian Enterprises, Inc., Class A*	3,048
779	J. Crew Group, Inc.*	8,772
1,106	Johnson Controls, Inc.	12,586
955	Las Vegas Sands Corp.*	2,177
705	Lear Corp.*	423
427	Life Time Fitness, Inc.*	3,655
1,439	LKQ Corp.*	19,427
312	LVMH Moet Hennessy Louis Vuitton SA (France)	17,982
960	Marvel Entertainment, Inc.*	24,826
2,037	McDonald’s Corp.	106,434
366	National Presto Industries, Inc.	22,147
651	Netflix, Inc.*	23,527
3,223	Omnicom Group, Inc.	77,449
1,254	Panasonic Corp. (Japan)	14,790
507	Priceline.com, Inc.*	43,024
480	Regis Corp.	6,048
1,179	Sony Corp. (Japan)	20,099
167	Strayer Education, Inc.	28,348
1,425	Superior Industries International, Inc.	14,521
1,662	Target Corp.	47,051
7,006	Time Warner, Inc.	53,456
2,924	Toyota Motor Corp. (Japan)	95,031
655	Tupperware Brands Corp.	9,288
572	Vail Resorts, Inc.*	10,799
1,136	Vivendi (France)	27,362
142	Volkswagen AG (Germany)	33,905
3,696	Walt Disney (The) Co.	61,982

		1,269,427

	CONSUMER STAPLES —6.4%
1,309	Archer-Daniels-Midland Co.	34,898
1,597	British American Tobacco PLC (United Kingdom)	40,905
726	Carrefour SA (France)	24,688
548	Casey’s General Stores, Inc.	10,911
339	Central European Distribution Corp.*	2,261

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)
February 28, 2009 (Unaudited)

Number of Shares		Market Value

	COMMON STOCKS (Continued)
	CONSUMER STAPLES (Continued)
4,579	Coca-Cola (The) Co.	$187,052
2,790	CVS Caremark Corp.	71,815
2,689	Diageo PLC (United Kingdom)	31,390
1,086	Flowers Foods, Inc.	24,229
679	Fresh Del Monte Produce, Inc. (Cayman Islands)*	12,752
600	Groupe DANONE (France)	28,843
2,887	H.J. Heinz Co.	94,318
2,858	Kraft Foods, Inc., Class A	65,105
696	Nash Finch Co.	24,249
4,282	Nestle SA (Switzerland)	140,920
4,062	Philip Morris International, Inc.	135,955
5,841	Procter & Gamble (The) Co.	281,360
2,578	Reynolds American, Inc.	86,569
654	Ruddick Corp.	14,179
4,569	Safeway, Inc.	84,527
8,413	Tesco PLC (United Kingdom)	39,956
1,710	Unilever NV (Netherlands)	33,120
1,206	Unilever PLC (United Kingdom)	23,516
7,460	Wal-Mart Stores, Inc.	367,329

		1,860,847

	ENERGY—7.7%
734	Alpha Natural Resources, Inc.*	13,506
3,396	BG Group PLC (United Kingdom)	48,647
20,920	BP PLC (United Kingdom)	133,661
339	Bristow Group, Inc.*	6,865
4,441	Chevron Corp.	269,612
3,286	ConocoPhillips	122,732
670	Crosstex Energy, Inc.	1,501
501	Dawson Geophysical Co.*	6,117
1,403	Delta Petroleum Corp.*	2,890
684	Encore Acquisition Co.*	13,735
2,914	ENI S.p.A (Italy)	58,697
855	Exterran Holdings, Inc.*	15,476
10,858	Exxon Mobil Corp.	737,257
1,212	Hercules Offshore, Inc.*	1,745
756	IHS, Inc., Class A*	30,792
1,055	Mariner Energy, Inc.*	9,759
1,758	Occidental Petroleum Corp.	91,187
2,399	Petrohawk Energy Corp.*	40,831
1,853	Pride International, Inc.*	31,946
1,007	Repsol YPF SA (Spain)	15,629
4,055	Royal Dutch Shell PLC, Class A (United Kingdom)	89,298
3,067	Royal Dutch Shell PLC, Class B (United Kingdom)	64,874
2,432	Schlumberger Ltd. (Netherlands Antilles)	92,562
970	Ship Finance International Ltd. (Bermuda)	8,274
1,751	Smith International, Inc.	37,611
3,716	Southwestern Energy Co.*	106,909
1,500	StatoilHydro ASA (Norway)	25,104
2,309	Total SA (France)	109,912
1,499	Union Drilling, Inc.*	5,142
622	Walter Industries, Inc.	11,302
528	Whiting Petroleum Corp.*	12,302

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)
February 28, 2009 (Unaudited)

Number of Shares		Market Value

	COMMON STOCKS (Continued)
	ENERGY (Continued)
579	Woodside Petroleum Ltd. (Australia)	$13,242

		2,229,117

	FINANCIALS—6.7%
830	Aflac, Inc.	13,911
69	Alexander’s, Inc. REIT*	9,688
360	Alexandria Real Estate Equities, Inc. REIT	14,386
442	Allianz SE (Germany)	30,106
2,854	American Equity Investment Life Holding Co.	10,959
2,139	American Express Co.	25,796
5,761	American International Group, Inc.	2,420
1,618	Apollo Investment Corp.	6,682
1,029	Aspen Insurance Holdings Ltd. (Bermuda)	22,422
1,017	Assicurazioni Generali S.p.A (Italy)	15,396
1,143	Assured Guaranty Ltd. (Bermuda)	5,052
1,777	AXA (France)	16,559
4,216	Banco Bilbao Vizcaya Argentaria SA (Spain)	31,003
1,630	Banco Latinoamericano de Exportaciones SA, Class E (Panama)	14,784
8,168	Banco Santander SA (Spain)	50,831
7,862	Bank of America Corp.	31,055
2,230	Bank of New York Mellon (The) Corp.	49,439
6,996	Barclays PLC (United Kingdom)	9,314
889	BioMed Realty Trust, Inc. REIT	7,583
873	BNP Paribas (France)	28,816
3,138	Capital One Financial Corp.	37,813
208	Capital Southwest Corp.	13,657
2,092	Charles Schwab (The) Corp.	26,589
9,201	Citigroup, Inc.	13,802
1,174	Commonwealth Bank of Australia (Australia)	22,350
569	Corporate Office Properties Trust REIT	14,225
626	Cousins Properties, Inc. REIT	4,451
1,091	Credit Suisse Group (Switzerland)	27,083
591	Deutsche Bank AG (Germany)	15,597
763	Digital Realty Trust, Inc. REIT	22,806
1,594	eHealth, Inc.*	20,164
314	Entertainment Properties Trust REIT	4,682
1,023	Equity One, Inc. REIT	11,437
4,215	Fifth Third Bancorp	8,894
1,301	First Cash Financial Services, Inc.*	17,772
3,742	Fortis (Belgium)	6,283
456	Franklin Resources, Inc.	20,885
354	GAMCO Investors, Inc., Class A	10,266
727	Goldman Sachs Group (The), Inc.	66,215
257	Greenhill & Co., Inc.	16,602
744	Highwoods Properties, Inc. REIT	14,054
11,973	HSBC Holdings PLC (United Kingdom)	83,834
2,146	ING Groep NV (Netherlands)	9,992
399	Interactive Brokers Group, Inc., Class A*	5,606
915	International Bancshares Corp.	9,159
8,746	Intesa Sanpaolo S.p.A (Italy)	21,505
6,006	JPMorgan Chase & Co.	137,236
1,412	Knight Capital Group, Inc., Class A*	24,837
3,263	LaBranche & Co., Inc.*	18,860
5,858	Lloyds TSB Group PLC (United Kingdom)	4,868

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)
February 28, 2009 (Unaudited)

Number of Shares		Market Value

	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
8,200	Mitsubishi UFJ Financial Group, Inc. (Japan)	$38,048
10,000	Mizuho Financial Group, Inc. (Japan)	19,214
1,706	National Australia Bank Ltd. (Australia)	19,487
4,289	National Bank of Greece SA ADR (Greece)	9,779
776	National Retail Properties, Inc. REIT	11,151
989	Nationwide Health Properties, Inc. REIT	20,037
1,795	Northern Trust Corp.	99,711
721	Odyssey Re Holdings Corp.	33,498
564	optionsXpress Holdings, Inc.	5,567
534	Platinum Underwriters Holdings Ltd. (Bermuda)	14,973
505	Potlatch Corp. REIT	11,499
350	ProAssurance Corp.*	16,727
2,698	ProLogis REIT	15,621
1,494	Public Storage REIT	82,887
1,228	Realty Income Corp. REIT	21,527
8,469	Royal Bank of Scotland Group PLC (United Kingdom)	2,801
1,327	Senior Housing Properties Trust REIT	16,747
471	Simon Property Group, Inc. REIT	15,590
202	Sumitomo Mitsui Financial Group, Inc. (Japan)	6,544
359	SVB Financial Group*	5,870
2,462	T. Rowe Price Group, Inc.	55,986
1,594	Texas Capital Bancshares, Inc.*	15,526
3,228	U.S. Bancorp	46,193
2,558	UBS AG (Switzerland)*	24,285
446	UMB Financial Corp.	16,917
10,943	UniCredito Italiano S.p.A (Italy)	14,037
2,076	United Community Banks, Inc.	7,183
1,383	Vornado Realty Trust REIT	45,266
1,093	Waddell & Reed Financial, Inc., Class A	15,433
5,497	Wells Fargo & Co.	66,514
365	Westamerica Bancorporation	14,553
1,916	Westpac Banking Corp. (Australia)	20,674
152	Zurich Financial Services AG (Switzerland)	21,763

		1,939,334

	HEALTHCARE—6.0%
2,730	Abbott Laboratories	129,238
752	Alexion Pharmaceuticals, Inc.*	25,718
3,005	Alliance Imaging, Inc.*	24,641
519	AMERIGROUP Corp.*	12,861
1,846	Amgen, Inc.*	90,325
1,337	AstraZeneca PLC (United Kingdom)	42,745
717	Bayer AG (Germany)	34,677
947	BioMarin Pharmaceuticals, Inc.*	11,364
321	Bio-Rad Laboratories, Inc., Class A*	17,880
1,974	Bruker Corp.*	8,311
871	CorVel Corp.*	16,427
1,782	Cross Country Healthcare, Inc.*	13,187
1,150	ev3, Inc.*	6,774
4,850	GlaxoSmithKline PLC (United Kingdom)	73,899
3,021	Halozyme Therapeutics, Inc.*	13,383
2,686	Hologic, Inc.*	30,406
1,660	Humana, Inc.*	39,292
696	Illumina, Inc.*	21,806

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)
February 28, 2009 (Unaudited)

Number of Shares		Market Value

	COMMON STOCKS (Continued)
	HEALTHCARE (Continued)
1,531	Insulet Corp.*	$9,370
879	Inverness Medical Innovations, Inc.*	19,751
5,169	Johnson & Johnson	258,450
608	Magellan Health Services, Inc.*	20,161
593	Masimo Corp.*	14,819
2,696	McKesson Corp.	110,590
4,022	Merck & Co., Inc.	97,332
391	Myriad Genetics, Inc.*	30,830
1,984	Novartis AG (Switzerland)	72,684
497	Onyx Pharmaceuticals, Inc.*	14,905
519	OSI Pharmaceuticals, Inc.*	17,698
894	Perrigo Co.	17,960
12,341	Pfizer, Inc.	151,918
794	Psychiatric Solutions, Inc.*	13,450
633	Roche Holding AG (Switzerland)	72,265
1,407	Sanofi-Aventis SA (France)	73,113
902	Takeda Pharmaceutical Co. Ltd. (Japan)	36,782
806	Thermo Fisher Scientific, Inc.*	29,226
211	United Therapeutics Corp.*	14,160
2,550	UnitedHealth Group, Inc.	50,108
522	Zimmer Holdings, Inc.*	18,280

		1,756,786

	INDUSTRIALS—4.2%
1,364	3M Co.	62,006
2,325	ABB Ltd. (Switzerland)	28,519
611	Acuity Brands, Inc.	14,004
1,154	Aecom Technology Corp.*	28,308
193	Alstom SA (France)	9,261
1,505	Altra Holdings, Inc.*	8,097
465	American Science & Engineering, Inc.	28,221
2,901	BAE Systems PLC (United Kingdom)	15,361
527	Baldor Electric Co.	6,435
599	Barnes Group, Inc.	5,583
2,246	Beacon Roofing Supply, Inc.*	24,639
501	Belden, Inc.	5,346
1,479	Boeing (The) Co.	46,499
651	Brady Corp., Class A	11,152
959	Bucyrus International, Inc.	11,911
688	Burlington Northern Santa Fe Corp.	40,433
1,211	Caterpillar, Inc.	29,803
588	CLARCOR, Inc.	15,500
1,913	Cummins, Inc.	39,790
584	Danaher Corp.	29,644
971	Deutsche Post AG (Germany)	9,422
182	East Japan Railway Co. (Japan)	10,882
791	EMCOR Group, Inc.*	12,189
1,424	Emerson Electric Co.	38,092
1,635	Foster Wheeler AG (Switzerland)*	24,590
547	FTI Consulting, Inc.*	19,987
1,354	Fuel Tech, Inc.*	12,511
779	General Dynamics Corp.	34,136

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)
February 28, 2009 (Unaudited)

Number of Shares		Market Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
18,447	General Electric Co.	$156,983
2,059	H&E Equipment Services, Inc.*	10,583
1,040	Illinois Tool Works, Inc.	28,912
2,591	Ingersoll-Rand Co. Ltd., Class A (Bermuda)	36,740
1,449	Insituform Technologies, Inc., Class A*	17,649
900	Komatsu Ltd. (Japan)	9,401
1,250	Koninklijke (Royal) Philips Electronics NV (Netherlands)	20,218
894	Manpower, Inc.	24,925
1,405	Mitsubishi Corp. (Japan)	17,863
2,000	Mitsui & Co. Ltd. (Japan)	18,805
469	Moog, Inc., Class A*	10,904
315	Regal-Beloit Corp.	9,034
231	Schneider Electric SA (France)	14,024
12	Seaboard Corp.	10,560
785	Siemens AG (Germany)	40,209
995	Union Pacific Corp.	37,332
1,920	United Parcel Service, Inc., Class B	79,065
211	Vestas Wind Systems A/S (Denmark)*	9,393
451	Vinci SA (France)	14,747
501	Wabtec Corp.	13,407
685	Woodward Governor Co.	11,796

		1,214,871

	INFORMATION TECHNOLOGY—7.9%
2,439	Amkor Technology, Inc.*	4,171
433	Anixter International, Inc.*	12,735
896	ANSYS, Inc.*	18,072
1,744	Apple, Inc.*	155,757
5,075	Aruba Networks, Inc.*	14,007
733	Benchmark Electronics, Inc.*	7,161
294	CACI International, Inc., Class A*	12,574
1,092	Canon, Inc. (Japan)	28,348
12,813	Cisco Systems, Inc.*	186,685
3,004	eBay, Inc.*	32,653
4,989	EMC Corp.*	52,385
398	Equinix, Inc.*	18,471
1,201	FLIR Systems, Inc.*	24,512
658	Google, Inc., Class A*	222,397
4,834	Hewlett-Packard Co.	140,331
11,230	Intel Corp.	143,070
2,417	International Business Machines Corp.	222,436
368	Itron, Inc.*	16,435
3,700	Ixia*	18,426
1,214	Jack Henry & Associates, Inc.	19,339
1,583	Lawson Software, Inc.	6,079
1,373	Macrovision Solutions Corp.*	21,597
244	MasterCard, Inc., Class A	38,559
2,619	MEMC Electronic Materials, Inc.*	39,311
1,013	MICROS Systems, Inc.*	16,289
878	Microsemi Corp.*	8,877
18,912	Microsoft Corp.	305,428
4,726	Motorola, Inc.	16,636
7,402	Nextwave Wireless, Inc.*	962
104	Nintendo Co. Ltd. (Japan)	30,282

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)
February 28, 2009 (Unaudited)

Number of Shares		Market Value

	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
3,932	Nokia Oyj (Finland)	$37,554
2,382	Nuance Communications, Inc.*	21,105
3,921	ON Semiconductor Corp.*	14,351
1,358	Parametric Technology Corp.*	11,054
1,550	Perot Systems Corp., Class A*	17,639
1,144	Polycom, Inc.*	15,215
1,376	Quest Software, Inc.*	15,549
1,764	RightNow Technologies, Inc.*	14,024
2,323	SAIC, Inc.*	43,928
809	SAP AG (Germany)	26,216
1,489	Skyworks Solutions, Inc.*	9,679
365	Sohu.com, Inc.*	18,031
541	SRA International, Inc., Class A*	7,347
968	Sybase, Inc.*	26,310
2,753	TechTarget*	6,883
3,241	Telefonaktiebolaget LM Ericsson, B Shares (Sweden)	27,021
538	THQ, Inc.*	1,345
1,689	TIBCO Software, Inc.*	8,158
3,000	Toshiba Corp. (Japan)	7,359
977	Tyco Electronics Ltd. (Bermuda)	9,262
2,043	Universal Display Corp.*	12,319
1,455	ValueClick, Inc.*	9,123
1,429	Western Union (The) Co.	15,948
8,404	Xerox Corp.	43,533
2,602	Yahoo!, Inc.*	34,424

		2,287,362

	MATERIALS—2.1%
231	Air Liquide SA (France)	17,063
1,460	Anglo American PLC (United Kingdom)	20,831
774	Aptargroup, Inc.	21,718
1,134	ArcelorMittal (Luxembourg)	22,252
1,052	BASF AG (Germany)	29,341
3,725	BHP Billiton Ltd. (Australia)	68,606
2,537	BHP Billiton PLC (United Kingdom)	39,994
616	CF Industries Holdings, Inc.	39,627
7,613	Coeur d’Alene Mines Corp.*	5,786
1,960	Dow Chemical (The) Co.	14,034
1,765	E.I. du Pont de Nemours & Co.	33,111
1,303	Flotek Industries, Inc.*	2,606
862	Freeport-McMoRan Copper & Gold, Inc.	26,222
576	Greif, Inc., Class A	17,712
511	H.B. Fuller Co.	5,825
192	Minerals Technologies, Inc.	5,745
965	Mosaic (The) Co.	41,543
6,016	Nippon Steel Corp. (Japan)	16,048
278	Rio Tinto Ltd. (Australia)	8,392
1,130	Rio Tinto PLC (United Kingdom)	29,008
761	Rockwood Holdings, Inc.*	4,482
430	Sensient Technologies Corp.	8,686
1,011	Terra Industries, Inc.	26,074
409	Texas Industries, Inc.	6,585

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)
February 28, 2009 (Unaudited)

Number of Shares		Market Value

	COMMON STOCKS (Continued)
	MATERIALS (Continued)
1,370	Valhi, Inc.	$17,111
963	Vulcan Materials Co.	39,878
1,905	Weyerhaeuser Co.	46,025
692	Xstrata PLC (United Kingdom)	6,860

		621,165

	TELECOMMUNICATION SERVICES—2.5%
11,978	AT&T, Inc.	284,717
7,658	BT Group PLC (United Kingdom)	9,900
1,817	Consolidated Communications Holdings, Inc.	17,570
2,591	Deutsche Telekom AG (Germany)	31,476
1,494	France Telecom SA (France)	33,794
2,235	Koninklijke (Royal) KPN NV (Netherlands)	28,939
4,067	Telefonica SA (Spain)	75,981
1,915	tw telecom, Inc.*	15,397
5,215	Verizon Communications, Inc.	148,784
52,105	Vodafone Group PLC (United Kingdom)	92,983

		739,541

	UTILITIES—1.5%
2,083	E.ON AG (Germany)	53,995
6,681	Enel S.p.A (Italy)	33,474
1,073	Exelon Corp.	50,667
3,751	Iberdrola SA (Spain)	24,773
554	ITC Holdings Corp.	20,459
3,384	National Grid PLC (United Kingdom)	30,219
673	Nicor, Inc.	21,119
3,463	PG&E Corp.	132,355
775	PPL Corp.	21,615
446	RWE AG (Germany)	28,305
5	Suez SA (France)	141
1,446	Westar Energy, Inc.	24,437

		441,559

	Total Common Stocks
	(Cost $26,395,695)	14,360,009

	RIGHTS—0.0%
	FINANCIALS—0.0%
3,036	Fortis Rights, expiring 12/31/14 (Belgium)*
	(Cost $0)	0

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)
February 28, 2009 (Unaudited)

Principal Amount		Market Value

	CORPORATE BONDS—31.5%
	CONSUMER DISCRETIONARY—3.0%
$80,000	CBS Corp.
	7.875%, 7/30/30	$51,872
	Comcast Cable Communications Holdings, Inc.
237,000	8.375%, 3/15/13	253,037
25,000	6.45%, 3/15/37	21,530
197,000	Home Depot (The), Inc.
	5.40%, 3/01/16	176,014
122,000	News America, Inc.
	6.20%, 12/15/34	92,962
	Time Warner Cable, Inc.
118,000	7.70%, 5/01/32	111,787
78,000	6.55%, 5/01/37	65,783
101,000	Viacom, Inc.
	6.25%, 4/30/16	86,001

		858,986

	CONSUMER STAPLES—3.1%
99,000	Coca-Cola Enterprises, Inc.
	8.50%, 2/01/22	115,494
81,000	Diageo Finance BV (Netherlands)
	5.30%, 10/28/15	80,991
250,000	Kraft Foods
	6.50%, 8/11/17	254,938
97,000	Kroger (The) Co.
	5.50%, 2/01/13	98,788
48,000	Pepsi Bottling Group (The), Inc., Series B
	7.00%, 3/01/29	53,817
50,000	Procter & Gamble (The) Co.
	5.55%, 3/05/37	49,965
65,000	Reynolds American, Inc.
	6.75%, 6/15/17	54,979
175,000	Wal-Mart Stores, Inc.
	4.55%, 5/01/13	183,482

		892,454

	ENERGY—2.5%
177,000	Anadarko Petroleum Corp.
	5.95%, 9/15/16	157,784
99,000	Apache Corp.
	5.25%, 4/15/13	102,074
94,000	Canadian Natural Resources Ltd. (Canada)
	5.70%, 5/15/17	83,144
169,000	ConocoPhillips
	5.90%, 10/15/32	155,781
108,000	Enterprise Products Operating LP, Series B
	5.60%, 10/15/14	100,402
136,000	Spectra Energy Capital LLC
	6.25%, 2/15/13	129,230

		728,415

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)
February 28, 2009 (Unaudited)

Principal Amount		Market Value

	CORPORATE BONDS (Continued)
	FINANCIALS—14.4%
$90,000	Allstate (The) Corp.
	5.55%, 5/09/35	$70,771
150,000	American Express Co.
	4.875%, 7/15/13	135,241
45,000	American International Group, Inc.
	6.25%, 3/15/37	6,750
338,000	Bank of America Corp.
	4.875%, 1/15/13	296,829
25,000	Bear Stearns & Co.
	7.25%, 2/01/18	25,968
146,000	Boeing Capital Corp. Ltd.
	5.80%, 1/15/13	153,713
178,000	Boston Properties LP
	6.25%, 1/15/13	154,485
180,000	Capital One Financial Corp.
	6.15%, 9/01/16	130,688
173,000	Credit Suisse (USA), Inc.
	7.125%, 7/15/32	163,899
150,000	Deutsche Bank AG (Germany)
	6.00%, 9/01/17	142,767
352,000	European Investment Bank (Supranational)
	4.625%, 5/15/14	373,902
154,000	General Electric Capital Corp., Series A MTN
	6.75%, 3/15/32	126,485
150,000	Genworth Financial, Inc.
	5.75%, 6/15/14	71,219
409,000	Goldman Sachs Group, LP
	5.00%, 10/01/14	367,961
150,000	HSBC Finance Corp.
	5.50%, 1/19/16	131,310
200,000	JP Morgan Chase Co.
	5.875%, 6/13/16	189,061
227,000	Landwirtschaftliche Rentenbank, Series G MTN (Germany)
	5.00%, 11/08/16	242,052
158,000	Marsh & McLennan Cos., Inc.
	5.75%, 9/15/15	134,892
25,000	Merrill Lynch & Co, Inc., MTN
	6.875%, 4/25/18	20,835
264,000	Merrill Lynch & Co., Inc. Class C MTN
	5.00%, 1/15/15	216,230
101,000	MetLife, Inc.
	5.00%, 6/15/15	93,873
168,000	Morgan Stanley
	5.30%, 3/01/13	157,669
108,000	Royal Bank of Scotland Group PLC (United Kingdom)
	5.00%, 10/01/14	90,179
40,000	SLM Corp., Series A MTN
	5.375%, 5/15/14	23,323
108,000	Unilever Capital Corp.
	5.90%, 11/15/32	106,498
364,000	Wachovia Corp.
	5.25%, 8/01/14	328,671

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)
February 28, 2009 (Unaudited)

Principal Amount		Market Value

	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$255,000	Wells Fargo & Co.
	5.00%, 11/15/14	$234,214

		4,189,485

	HEALTH CARE—1.7%
54,000	Abbott Laboratories
	5.875%, 5/15/16	57,333
60,000	Bristol-Myers Squibb Co.
	5.875%, 11/15/36	59,346
80,000	Eli Lilly & Co.
	5.55%, 3/15/37	76,230
155,000	UnitedHealth Group, Inc.
	4.875%, 3/15/15	141,517
108,000	WellPoint, Inc.
	5.25%, 1/15/16	97,852
54,000	Wyeth
	5.50%, 2/01/14	56,899

		489,177

	INDUSTRIALS—1.1%
40,000	Burlington Northern Santa Fe Corp.
	6.15%, 5/01/37	36,777
300,000	Gen Electric Co.
	5.25%, 12/06/17	276,585

		313,362

	INFORMATION TECHNOLOGY—0.4%
126,000	Oracle Corp.
	5.25%, 1/15/16	127,617

	MATERIALS—1.1%
63,000	BHP Billiton Finance USA Ltd. (Australia)
	4.80%, 4/15/13	63,776
54,000	CRH America, Inc.
	6.00%, 9/30/16	38,603
99,000	E.I. du Pont de Nemours & Co.
	5.25%, 12/15/16	97,713
60,000	Vale Overseas Ltd. (Cayman Islands)
	6.875%, 11/21/36	51,996
90,000	Weyerhaeuser Co.
	7.375%, 3/15/32	59,884

		311,972

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)
February 28, 2009 (Unaudited)

Principal Amount		Market Value

	CORPORATE BONDS (Continued)
	TELECOMMUNICATION SERVICES—2.1%
$146,000	BellSouth Corp.
	6.00%, 11/15/34	$130,111
75,000	Deutsche Telekom (Netherlands)
	8.75%, 6/15/30	85,489
102,000	Embarq Corp.
	7.082%, 6/01/16	91,926
179,000	Verizon Global Funding Corp.
	7.75%, 12/01/30	184,510
131,000	Vodafone Group PLC (United Kingdom)
	5.625%, 2/27/17	127,369

		619,405

	UTILITIES—2.1%
121,000	Constellation Energy Group
	4.55%, 6/15/15	98,000
152,000	Dominion Resources, Inc., Series C
	5.15%, 7/15/15	144,328
54,000	Exelon Generation Co. LLC
	5.35%, 1/15/14	49,933
54,000	FirstEnergy Corp., Series C
	7.375%, 11/15/31	46,204
100,000	Midamerican Energy Holdings Co.
	6.125%, 4/01/36	92,735
54,000	Oncor Electric Delivery Co.
	7.00%, 9/01/22	51,251
132,000	Pacific Gas & Electric Co.
	6.05%, 3/01/34	131,999

		614,450

	Total Corporate Bonds
	(Amortized Cost $9,925,149)	9,145,323

	UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS—15.2%
	FEDERAL HOME LOAN MORTGAGE CORP.—3.0%
686,000	6.25%, 7/15/32	869,047

	UNITED STATES TREASURY BONDS/NOTES —12.2%
200	3.50%, 2/15/10	205
270,000	4.50%, 5/15/10	282,171
250,000	4.875%, 4/30/11	270,489
300	4.75%, 5/15/14	341
500	7.50%, 11/15/16	646
500,900	8.125%, 8/15/19	696,877
334,700	7.625%, 2/15/25	487,721
395,000	6.25%, 5/15/30	522,511

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)
February 28, 2009 (Unaudited)

Principal Amount		Market Value

	UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS (Continued)
	UNITED STATES TREASURY BONDS/NOTES (Continued)
$1,080,000	5.00%, 5/15/37	$1,299,544

		3,560,505

	Total United States Government & Agencies Obligations
	(Amortized Cost $4,034,539)	4,429,552

	SOVEREIGN BONDS—2.6%
182,000	Province of Quebec Canada (Canada)
	7.50%, 9/15/29	226,192
175,000	Republic of Italy (Italy)
	5.25%, 9/20/16	176,753
	United Mexican States, Series A MTN (Mexico)
264,000	6.375%, 1/16/13	279,180
80,000	6.75%, 9/27/34	74,640

	Total Sovereign Bonds (Amortized Cost $780,011)	756,765

	Total Investments—98.7%
	(Amortized Cost $41,135,394)(a)	$28,691,649
	Cash Equivalents—0.4%(b)	126,961
	Other assets less liabilities—0.9%	265,923

	Net Assets—100.0%	$29,084,533

	ADR – American Depositary Receipt.
	MTN – Medium Term Note.
	REIT – Real Estate Investment Trust.
	* Non-income producing security.

(a)	The cost stated also approximates the aggregate cost for Federal income tax purposes. At February 28, 2009, net unrealized depreciation was $12,443,745 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $517,641 and aggregate gross unrealized depreciation of $12,961,386.

(b)	Represents an investment in Dreyfus Institutional Reserve Money Fund with annualized 7-day yield of 1.10% at February 28, 2009.

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)
February 28, 2009 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of February 28, 2009 in valuing the Fund’s investments:

Valuation inputs	Investments in Securities
Level 1—Quoted Prices	$14,360,009
Level 2—Other Significant Observable Inputs	14,331,640
Level 3—Significant Unobservable Inputs	-

Total Fair Value	$28,691,649

TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND
COUNTRY BREAKDOWN AS OF FEBRUARY 28, 2009 (Unaudited)

	Market Value	% of Net Assets
United States	$23,103,209	79.4%
United Kingdom	1,152,412	4.0
Germany	742,451	2.6
Switzerland	419,204	1.5
France	416,305	1.4
Japan	406,258	1.4
Supranational	373,902	1.3
Mexico	353,820	1.2
Italy	319,862	1.1
Canada	309,336	1.1
Netherlands	258,749	0.9
Australia	216,527	0.8
Spain	198,217	0.7
Bermuda	96,723	0.3
Netherlands Antilles	92,562	0.3
Cayman Islands	64,748	0.2
Sweden	42,215	0.2
Finland	37,554	0.1
Norway	25,104	0.1
Luxembourg	22,252	0.1
Panama	14,784	0.1
Greece	9,779	0.0
Denmark	9,393	0.0
Belgium	6,283	0.0

Total Investments	28,691,649	98.7
Cash Equivalents	126,961	0.4
Other assets less liabilities	265,923	0.9

Net Assets	$29,084,533	100.0%

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND
February 28, 2009 (Unaudited)

Number of Shares		Market Value

	COMMON STOCKS—78.2%
	CONSUMER DISCRETIONARY—7.1%
890	Aeropostale, Inc.*	$20,639
3,631	American Axle & Manufacturing Holdings, Inc.	3,377
2,008	Blyth, Inc.	40,983
1,080	Buffalo Wild Wings, Inc.*	33,340
8,677	CBS Corp., Class B	37,051
9,623	Champion Enterprises, Inc.*	2,791
62	Children’s Place Retail Stores (The), Inc.*	1,133
1,128	Cinemark Holdings, Inc.	8,674
6,291	Comcast Corp., Class A	82,160
619	Compagnie Financiere Richemont SA, Class A (Switzerland)	8,209
7,913	Crown Media Holdings, Inc., Class A*	12,977
1,349	Daimler AG (Germany)	30,856
1,001	DeVry, Inc.	52,002
2,463	DIRECTV Group (The), Inc.*	49,112
1,029	Fossil, Inc.*	12,986
2,482	Fred’s, Inc., Class A	22,859
745	Hennes & Mauritz AB, Class B (Sweden)	27,950
4,067	Home Depot (The), Inc.	84,960
1,813	HONDA MOTOR Co. Ltd. (Japan)	44,285
4,150	Hovnanian Enterprises, Inc., Class A*	3,528
889	J. Crew Group, Inc.*	10,010
1,263	Johnson Controls, Inc.	14,373
1,105	Las Vegas Sands Corp.*	2,519
705	Lear Corp.*	423
201	Life Time Fitness, Inc.*	1,721
1,762	LKQ Corp.*	23,787
287	LVMH Moet Hennessy Louis Vuitton SA (France)	16,541
1,111	Marvel Entertainment, Inc.*	28,730
2,357	McDonald’s Corp.	123,154
486	National Presto Industries, Inc.	29,408
836	Netflix, Inc.*	30,213
3,730	Omnicom Group, Inc.	89,632
2,483	Panasonic Corp. (Japan)	29,285
542	Priceline.com, Inc.*	45,994
488	Regis Corp.	6,149
1,375	Sony Corp. (Japan)	23,440
194	Strayer Education, Inc.	32,932
1,627	Superior Industries International, Inc.	16,579
1,818	Target Corp.	51,468
8,107	Time Warner, Inc.	61,856
3,254	Toyota Motor Corp. (Japan)	105,756
759	Tupperware Brands Corp.	10,763
703	Vail Resorts, Inc.*	13,273
1,315	Vivendi (France)	31,674
169	Volkswagen AG (Germany)	40,352
4,277	Walt Disney (The) Co.	71,725

		1,491,629

	CONSUMER STAPLES—10.0%
1,738	Archer-Daniels-Midland Co.	46,335
2,054	British American Tobacco PLC (United Kingdom)	52,610
840	Carrefour SA (France)	28,565
250	Casey’s General Stores, Inc.	4,978

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)
February 28, 2009 (Unaudited)

Number of Shares		Market Value

	COMMON STOCKS (Continued)
	CONSUMER STAPLES (Continued)
508	Central European Distribution Corp.*	$3,388
5,299	Coca-Cola (The) Co.	216,464
3,228	CVS Caremark Corp.	83,089
2,901	Diageo PLC (United Kingdom)	33,865
1,257	Flowers Foods, Inc.	28,044
537	Fresh Del Monte Produce, Inc. (Cayman Islands)*	10,085
595	Groupe DANONE (France)	28,602
3,360	H.J. Heinz Co.	109,771
3,308	Kraft Foods, Inc., Class A	75,356
889	Nash Finch Co.	30,973
4,621	Nestle SA (Switzerland)	152,077
4,584	Philip Morris International, Inc.	153,426
6,376	Procter & Gamble (The) Co.	307,132
3,019	Reynolds American, Inc.	101,378
757	Ruddick Corp.	16,412
5,287	Safeway, Inc.	97,810
8,918	Tesco PLC (United Kingdom)	42,354
1,980	Unilever NV (Netherlands)	38,349
1,552	Unilever PLC (United Kingdom)	30,262
8,761	Wal-Mart Stores, Inc.	431,391

		2,122,716

	ENERGY—12.1%
850	Alpha Natural Resources, Inc.*	15,640
4,235	BG Group PLC (United Kingdom)	60,665
23,521	BP PLC (United Kingdom)	150,279
322	Bristow Group, Inc.*	6,521
5,138	Chevron Corp.	311,928
3,802	ConocoPhillips	142,005
776	Crosstex Energy, Inc.	1,738
588	Dawson Geophysical Co.*	7,179
1,623	Delta Petroleum Corp.*	3,343
791	Encore Acquisition Co.*	15,883
3,373	ENI S.p.A (Italy)	67,942
990	Exterran Holdings, Inc.*	17,919
12,516	Exxon Mobil Corp.	849,836
227	GulfMark Offshore, Inc.*	4,742
1,403	Hercules Offshore, Inc.*	2,020
809	IHS, Inc., Class A*	32,951
1,321	Mariner Energy, Inc.*	12,219
2,034	Occidental Petroleum Corp.	105,504
2,717	Petrohawk Energy Corp.*	46,243
2,145	Pride International, Inc.*	36,980
1,165	Repsol YPF SA (Spain)	18,081
4,530	Royal Dutch Shell PLC, Class A (United Kingdom)	99,758
3,422	Royal Dutch Shell PLC, Class B (United Kingdom)	72,383
2,765	Schlumberger Ltd. (Netherlands Antilles)	105,236
1,123	Ship Finance International Ltd. (Bermuda)	9,579
2,049	Smith International, Inc.	44,013
4,271	Southwestern Energy Co.*	122,877
1,650	StatoilHydro ASA (Norway)	27,614
2,670	Total SA (France)	127,096
1,550	Union Drilling, Inc.*	5,317

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)
February 28, 2009 (Unaudited)

Number of Shares		Market Value

	COMMON STOCKS (Continued)
	ENERGY (Continued)
676	Walter Industries, Inc.	$12,283
611	Whiting Petroleum Corp.*	14,236
603	Woodside Petroleum Ltd. (Australia)	13,791

		2,563,801

	FINANCIALS—10.7%
960	Aflac, Inc.	16,090
80	Alexander’s, Inc. REIT*	11,232
422	Alexandria Real Estate Equities, Inc. REIT	16,863
535	Allianz SE (Germany)	36,440
3,334	American Equity Investment Life Holding Co.	12,803
2,475	American Express Co.	29,849
6,665	American International Group, Inc.	2,799
1,996	Apollo Investment Corp.	8,243
1,189	Aspen Insurance Holdings Ltd. (Bermuda)	25,908
1,309	Assicurazioni Generali S.p.A (Italy)	19,817
1,322	Assured Guaranty Ltd. (Bermuda)	5,843
2,057	AXA (France)	19,168
4,879	Banco Bilbao Vizcaya Argentaria SA (Spain)	35,878
1,885	Banco Latinoamericano de Exportaciones SA, Class E (Panama)	17,097
9,062	Banco Santander SA (Spain)	56,395
8,966	Bank of America Corp.	35,416
2,893	Bank of New York Mellon (The) Corp.	64,138
9,077	Barclays PLC (United Kingdom)	12,084
1,041	BioMed Realty Trust, Inc. REIT	8,880
1,010	BNP Paribas (France)	33,339
3,685	Capital One Financial Corp.	44,404
227	Capital Southwest Corp.	14,905
2,420	Charles Schwab (The) Corp.	30,758
10,727	Citigroup, Inc.	16,091
1,358	Commonwealth Bank of Australia (Australia)	25,853
731	Corporate Office Properties Trust REIT	18,275
165	Cousins Properties, Inc. REIT	1,173
1,402	Credit Suisse Group (Switzerland)	34,803
685	Deutsche Bank AG (Germany)	18,078
921	Digital Realty Trust, Inc. REIT	27,529
1,845	eHealth, Inc.*	23,339
56	Entertainment Properties Trust REIT	835
1,255	Equity One, Inc. REIT	14,031
5,096	Fifth Third Bancorp	10,753
1,573	First Cash Financial Services, Inc.*	21,487
3,513	Fortis (Belgium)	5,898
592	Franklin Resources, Inc.	27,114
342	GAMCO Investors, Inc., Class A	9,918
858	Goldman Sachs Group (The), Inc.	78,147
133	Greenhill & Co., Inc.	8,592
909	Highwoods Properties, Inc. REIT	17,171
40	Home Properties, Inc. REIT	1,062
13,855	HSBC Holdings PLC (United Kingdom)	97,012
2,484	ING Groep NV (Netherlands)	11,566
77	Interactive Brokers Group, Inc., Class A*	1,082
931	International Bancshares Corp.	9,319
10,124	Intesa Sanpaolo S.p.A (Italy)	24,893

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)
February 28, 2009 (Unaudited)

Number of Shares		Market Value

	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
6,989	JPMorgan Chase & Co.	$159,698
1,831	Knight Capital Group, Inc., Class A*	32,207
3,538	LaBranche & Co., Inc.*	20,450
7,592	Lloyds TSB Group PLC (United Kingdom)	6,309
10,820	Mitsubishi UFJ Financial Group, Inc. (Japan)	50,205
12,000	Mizuho Financial Group, Inc. (Japan)	23,057
1,973	National Australia Bank Ltd. (Australia)	22,537
5,563	National Bank of Greece SA ADR (Greece)	12,684
430	National Retail Properties, Inc. REIT	6,179
1,190	Nationwide Health Properties, Inc. REIT	24,109
2,105	Northern Trust Corp.	116,932
854	Odyssey Re Holdings Corp.	39,677
141	optionsXpress Holdings, Inc.	1,392
766	Platinum Underwriters Holdings Ltd. (Bermuda)	21,479
649	Potlatch Corp. REIT	14,778
472	ProAssurance Corp.*	22,557
3,108	ProLogis REIT	17,995
1,796	Public Storage REIT	99,641
1,476	Realty Income Corp. REIT	25,874
11,103	Royal Bank of Scotland Group PLC (United Kingdom)	3,672
1,610	Senior Housing Properties Trust REIT	20,318
545	Simon Property Group, Inc. REIT	18,040
248	Sumitomo Mitsui Financial Group, Inc. (Japan)	8,035
406	SVB Financial Group*	6,638
2,897	T. Rowe Price Group, Inc.	65,878
1,748	Texas Capital Bancshares, Inc.*	17,026
3,950	U.S. Bancorp	56,525
2,959	UBS AG (Switzerland)*	28,091
454	UMB Financial Corp.	17,220
12,662	UniCredito Italiano S.p.A (Italy)	16,242
2,387	United Community Banks, Inc.	8,259
1,662	Vornado Realty Trust REIT	54,397
1,265	Waddell & Reed Financial, Inc., Class A	17,862
41	Washington Real Estate Investment Trust REIT	703
6,242	Wells Fargo & Co.	75,528
412	Westamerica Bancorp.	16,426
2,217	Westpac Banking Corp. (Australia)	23,922
176	Zurich Financial Services AG (Switzerland)	25,199

		2,260,111

	HEALTH CARE—9.6%
3,091	Abbott Laboratories	146,328
930	Alexion Pharmaceuticals, Inc.*	31,806
3,699	Alliance Imaging, Inc.*	30,332
371	AMERIGROUP Corp.*	9,193
2,143	Amgen, Inc.*	104,857
1,259	AstraZeneca PLC (United Kingdom)	40,251
830	Bayer AG (Germany)	40,142
1,168	BioMarin Pharmaceuticals, Inc.*	14,016
396	Bio-Rad Laboratories, Inc., Class A*	22,057
2,091	Bruker Corp.*	8,803
1,008	CorVel Corp.*	19,011
2,193	Cross Country Healthcare, Inc.*	16,228

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)
February 28, 2009 (Unaudited)

Number of Shares		Market Value

	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
822	ev3, Inc.*	$4,842
5,557	GlaxoSmithKline PLC (United Kingdom)	84,672
3,501	Halozyme Therapeutics, Inc.*	15,509
3,108	Hologic, Inc.*	35,183
2,001	Humana, Inc.*	47,364
677	Illumina, Inc.*	21,210
1,670	Insulet Corp.*	10,220
1,025	Inverness Medical Innovations, Inc.*	23,032
5,742	Johnson & Johnson	287,099
797	Magellan Health Services, Inc.*	26,429
686	Masimo Corp.*	17,143
3,181	McKesson Corp.	130,485
4,704	Merck & Co., Inc.	113,837
452	Myriad Genetics, Inc.*	35,640
2,313	Novartis AG (Switzerland)	84,737
575	Onyx Pharmaceuticals, Inc.*	17,244
642	OSI Pharmaceuticals, Inc.*	21,892
1,104	Perrigo Co.	22,179
14,018	Pfizer, Inc.	172,561
919	Psychiatric Solutions, Inc.*	15,568
746	Roche Holding AG (Switzerland)	85,166
1,842	Sanofi-Aventis SA (France)	95,718
1,078	Takeda Pharmaceutical Co. Ltd. (Japan)	43,960
933	Thermo Fisher Scientific, Inc.*	33,831
262	United Therapeutics Corp.*	17,583
3,346	UnitedHealth Group, Inc.	65,749
604	Zimmer Holdings, Inc.*	21,152

		2,033,029

	INDUSTRIALS—6.7%
1,579	3M Co.	71,780
2,691	ABB Ltd. (Switzerland)	33,008
707	Acuity Brands, Inc.	16,204
1,388	Aecom Technology Corp.*	34,048
248	Alstom SA (France)	11,900
1,932	Altra Holdings, Inc.*	10,394
597	American Science & Engineering, Inc.	36,232
3,725	BAE Systems PLC (United Kingdom)	19,725
676	Baldor Electric Co.	8,254
249	Barnes Group, Inc.	2,321
2,881	Beacon Roofing Supply, Inc.*	31,605
522	Belden, Inc.	5,570
1,712	Boeing (The) Co.	53,824
753	Brady Corp., Class A	12,899
1,023	Bucyrus International, Inc.	12,706
796	Burlington Northern Santa Fe Corp.	46,781
1,402	Caterpillar, Inc.	34,503
680	CLARCOR, Inc.	17,925
2,144	Cummins, Inc.	44,595
676	Danaher Corp.	34,314
1,124	Deutsche Post AG (Germany)	10,906
165	East Japan Railway Co. (Japan)	9,865
948	EMCOR Group, Inc.*	14,609

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)
February 28, 2009 (Unaudited)

Number of Shares		Market Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
1,648	Emerson Electric Co.	$44,084
663	First Advantage Corp., Class A*	6,915
1,836	Foster Wheeler AG (Switzerland)*	27,613
633	FTI Consulting, Inc.*	23,130
1,736	Fuel Tech, Inc.*	16,041
901	General Dynamics Corp.	39,482
20,521	General Electric Co.	174,633
2,642	H&E Equipment Services, Inc.*	13,580
1,204	Illinois Tool Works, Inc.	33,471
2,998	Ingersoll-Rand Co. Ltd., Class A (Bermuda)	42,512
1,859	Insituform Technologies, Inc., Class A*	22,643
1,200	Komatsu Ltd. (Japan)	12,534
1,446	Koninklijke (Royal) Philips Electronics NV (Netherlands)	23,388
947	Manpower, Inc.	26,402
1,707	Mitsubishi Corp. (Japan)	21,703
2,000	Mitsui & Co. Ltd. (Japan)	18,805
622	Moog, Inc., Class A*	14,462
171	Regal-Beloit Corp.	4,904
297	Schneider Electric SA (France)	18,030
15	Seaboard Corp.	13,200
908	Siemens AG (Germany)	46,509
1,151	Union Pacific Corp.	43,186
2,259	United Parcel Service, Inc., Class B	93,025
216	Vestas Wind Systems A/S (Denmark)*	9,615
579	Vinci SA (France)	18,932
579	Wabtec Corp.	15,494
880	Woodward Governor Co.	15,154

		1,413,415

	INFORMATION TECHNOLOGY—12.3%
2,848	Amkor Technology, Inc.*	4,870
556	Anixter International, Inc.*	16,352
1,037	ANSYS, Inc.*	20,916
1,893	Apple, Inc.*	169,064
6,083	Aruba Networks, Inc.*	16,789
561	Benchmark Electronics, Inc.*	5,481
182	CACI International, Inc., Class A*	7,784
1,281	CANON, Inc. (Japan)	33,254
14,531	Cisco Systems, Inc.*	211,717
3,477	eBay, Inc.*	37,795
5,772	EMC Corp.*	60,606
460	Equinix, Inc.*	21,349
1,542	FLIR Systems, Inc.*	31,472
783	Google, Inc., Class A*	264,645
5,593	Hewlett-Packard Co.	162,365
12,171	Intel Corp.	155,059
2,796	International Business Machines Corp.	257,316
472	Itron, Inc.*	21,080
4,748	Ixia*	23,645
1,405	Jack Henry & Associates, Inc.	22,382
811	Lawson Software, Inc.*	3,114
1,589	Macrovision Solutions Corp.*	24,995
282	MasterCard, Inc., Class A	44,564

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)
February 28, 2009 (Unaudited)

Number of Shares		Market Value

	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
2,846	MEMC Electronic Materials, Inc.*	$42,718
1,172	MICROS Systems, Inc.*	18,846
1,129	Microsemi Corp.*	11,414
20,966	Microsoft Corp.	338,600
5,468	Motorola, Inc.	19,247
8,566	Nextwave Wireless, Inc.*	1,114
76	Nintendo Co. Ltd. (Japan)	22,129
4,262	Nokia Oyj (Finland)	40,705
2,756	Nuance Communications, Inc.*	24,418
5,031	ON Semiconductor Corp.*	18,413
1,572	Parametric Technology Corp.*	12,796
1,794	Perot Systems Corp., Class A*	20,416
430	Plantronics, Inc.	3,694
1,468	Polycom, Inc.*	19,524
1,592	Quest Software, Inc.*	17,990
2,264	RightNow Technologies, Inc.*	17,999
2,688	SAIC, Inc.*	50,830
936	SAP AG (Germany)	30,331
2,031	Skyworks Solutions, Inc.*	13,202
422	Sohu.com, Inc.*	20,847
169	SRA International, Inc., Class A*	2,295
1,121	Sybase, Inc.*	30,469
3,185	TechTarget*	7,963
3,836	Telefonaktiebolaget LM Ericsson, B Shares (Sweden)	31,981
585	THQ, Inc.*	1,463
823	TIBCO Software, Inc.*	3,975
4,000	Toshiba Corp. (Japan)	9,811
1,131	Tyco Electronics Ltd. (Bermuda)	10,722
2,621	Universal Display Corp.*	15,805
1,289	ValueClick, Inc.*	8,082
1,837	Western Union (The) Co.	20,501
9,910	Xerox Corp.	51,334
3,011	Yahoo!, Inc.*	39,836

		2,596,084

	MATERIALS—3.4%
297	Air Liquide SA (France)	21,938
1,690	Anglo American PLC (United Kingdom)	24,113
904	Aptargroup, Inc.	25,366
1,199	ArcelorMittal (Luxembourg)	23,527
1,218	BASF AG (Germany)	33,970
4,041	BHP Billiton Ltd. (Australia)	74,428
2,935	BHP Billiton PLC (United Kingdom)	46,268
691	CF Industries Holdings, Inc.	44,452
10,041	Coeur d’Alene Mines Corp.*	7,631
2,268	Dow Chemical (The) Co.	16,239
2,042	E.I. du Pont de Nemours & Co.	38,308
1,787	Flotek Industries, Inc.*	3,574
997	Freeport-McMoRan Copper & Gold, Inc.	30,329
666	Greif, Inc., Class A	20,480
210	H.B. Fuller Co.	2,394
37	Minerals Technologies, Inc.	1,107
1,059	Mosaic (The) Co.	45,590

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)
February 28, 2009 (Unaudited)

Number of Shares		Market Value

	COMMON STOCKS (Continued)
	MATERIALS (Continued)
7,052	Nippon Steel Corp. (Japan)	$18,811
297	Rio Tinto Ltd. (Australia)	8,965
1,461	Rio Tinto PLC (United Kingdom)	37,505
982	Rockwood Holdings, Inc.*	5,784
387	Sensient Technologies Corp.	7,817
1,209	Terra Industries, Inc.	31,180
473	Texas Industries, Inc.	7,615
1,652	Valhi, Inc.	20,633
1,157	Vulcan Materials Co.	47,912
2,271	Weyerhaeuser Co.	54,868
675	Xstrata PLC (United Kingdom)	6,691

		707,495

	TELECOMMUNICATION SERVICES—4.0%
13,662	AT&T, Inc.	324,745
9,842	BT Group PLC (United Kingdom)	12,724
2,052	Consolidated Communications Holdings, Inc.	19,843
2,998	Deutsche Telekom AG (Germany)	36,420
1,920	France Telecom SA (France)	43,430
2,279	Koninklijke (Royal) KPN NV (Netherlands)	29,509
4,706	Telefonica SA (Spain)	87,919
2,216	tw telecom, Inc.*	17,817
6,034	Verizon Communications, Inc.	172,150
60,288	Vodafone Group PLC (United Kingdom)	107,586

		852,143

	UTILITIES—2.3%
2,211	E.ON AG (Germany)	57,313
6,123	Enel S.p.A (Italy)	30,678
1,022	Exelon Corp.	48,259
4,342	Iberdrola SA (Spain)	28,676
696	ITC Holdings Corp.	25,703
3,320	National Grid PLC (United Kingdom)	29,647
836	Nicor, Inc.	26,234
4,163	PG&E Corp.	159,110
998	PPL Corp.	27,834
517	RWE AG (Germany)	32,811
1	Suez SA (France)	28
1,642	Westar Energy, Inc.	27,750

		494,043

	Total Common Stocks
	(Cost $30,804,191)	16,534,466

	RIGHTS—0.0%
	FINANCIALS—0.0%
3,513	Fortis Rights, expiring 12/31/14 (Belgium)*
	(Cost $0)	0

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)
February 28, 2009 (Unaudited)

Principal Amount		Market Value

	CORPORATE BONDS—11.8%
	CONSUMER DISCRETIONARY—0.5%
$15,000	CBS Corp.
	7.875%, 7/30/30	$9,726
20,000	Comcast Corp., Class A
	6.45%, 3/15/37	17,224
24,000	Home Depot (The), Inc.
	5.40%, 3/01/16	21,443
24,000	News America, Inc.
	6.20%, 12/15/34	18,288
18,000	Time Warner Cable, Inc.
	6.55%, 5/01/37	15,181
19,000	Time Warner, Inc.
	7.70%, 5/01/32	18,000
15,000	Viacom, Inc.
	6.25%, 4/30/16	12,772

		112,634

	CONSUMER STAPLES—1.8%
24,000	Coca-Cola Enterprises, Inc.
	8.50%, 2/01/22	27,999
30,000	Kraft Foods
	6.50%, 8/11/17	30,593
282,000	Procter & Gamble (The) Co.
	5.55%, 3/05/37	281,800
	Wal-Mart Stores, Inc.
5,000	4.55%, 5/01/13	5,242
40,000	6.50%, 8/15/37	42,969

		388,603

	ENERGY—0.4%
25,000	Anadarko Petroleum Corp.
	5.95%, 9/15/16	22,286
19,000	Canadian Natural Resources Ltd. (Canada)
	5.70%, 5/15/17	16,806
37,000	ConocoPhillips
	5.90%, 10/15/32	34,106
14,000	Enterprise Products Operating LP, Series B
	5.60%, 10/15/14	13,015

		86,213

	FINANCIALS—5.1%
33,000	Allstate (The) Corp.
	5.55%, 5/09/35	25,949
110,000	American Express Co.
	6.80%, 9/01/66 (a)	54,421
250,000	American International Group, Inc.
	6.25%, 3/15/37	37,500
30,000	Bear Stearns & Co., Inc.
	7.25%, 2/01/18	31,162
15,000	Capital One Financial Corp.
	6.15%, 9/01/16	10,891

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)
February 28, 2009 (Unaudited)

Principal Amount		Market Value

	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$14,000	Capmark Financial Group, Inc.
	6.30%, 5/10/17	$2,819
205,000	Citigroup, Inc.
	8.30%, 12/21/57 (a)	98,291
95,000	Credit Suisse (USA), Inc.
	7.125%, 7/15/32	90,002
25,000	Deutsche Bank AG London (Germany)
	6.00%, 9/01/17	23,795
38,000	General Electric Capital Corp., Series A MTN
	6.75%, 3/15/32	31,211
200,000	Goldman Sachs Group, Inc.
	6.75%, 10/01/37	142,566
14,000	Goldman Sachs Group, LP
	5.00%, 10/01/14	12,595
300,000	HSBC Holdings PLC (United Kingdom)
	6.50%, 9/15/37	261,893
9,000	iStar Financial, Inc., Series 1
	5.875%, 3/15/16	2,793
40,000	Landwirtschaftliche Rentenbank, Series G MTN (Germany)
	5.00%, 11/08/16	42,652
175,000	Lincoln National Corp.
	7.00%, 5/17/66 (a)	64,581
16,000	Marsh & McLennan Cos., Inc.
	5.75%, 9/15/15	13,660
9,000	Royal Bank of Scotland Group PLC (United Kingdom)
	5.00%, 10/01/14	7,515
9,000	SLM Corp., Series A MTN
	5.375%, 5/15/14	5,248
135,000	Travelers (The) Cos., Inc.
	6.25%, 3/15/37 (a)	81,610
25,000	Unilever Capital Corp.
	5.90%, 11/15/32	24,652
14,000	Wells Fargo & Co.
	5.00%, 11/15/14	12,859

		1,078,665

	HEALTH CARE—2.3%
14,000	Abbott Laboratories
	5.875%, 5/15/16	14,864
15,000	AmerisourceBergen Corp.
	5.875%, 9/15/15	13,901
130,000	AstraZeneca PLC (United Kingdom)
	6.45%, 9/15/37	137,757
26,000	Bristol-Myers Squibb Co.
	5.875%, 11/15/36	25,717
293,000	Eli Lilly & Co.
	5.55%, 3/15/37	279,193

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)
February 28, 2009 (Unaudited)

Principal Amount		Market Value

	CORPORATE BONDS (Continued)
	HEALTH CARE (Continued)
$14,000	WellPoint, Inc.
	5.25%, 1/15/16	$12,685

		484,117

	INDUSTRIALS—0.2%
12,000	Burlington Northern Santa Fe Corp.
	6.15%, 5/01/37	11,033
29,000	CSX Corp.
	6.00%, 10/01/36	21,196

		32,229

	INFORMATION TECHNOLOGY—0.1%
25,000	Oracle Corp.
	5.25%, 1/15/16	25,321

	MATERIALS—0.3%
32,000	BHP Billiton Finance USA Ltd. (Australia)
	4.80%, 4/15/13	32,393
12,000	CRH America, Inc.
	6.00%, 9/30/16	8,579
11,000	Vale Overseas Ltd. (Cayman Islands)
	6.875%, 11/21/36	9,533
23,000	Weyerhaeuser Co.
	7.375%, 3/15/32	15,304

		65,809

	TELECOMMUNICATION SERVICES—0.7%
42,000	BellSouth Corp.
	6.00%, 11/15/34	37,429
10,000	Embarq Corp.
	7.082%, 6/01/16	9,012
80,000	Verizon Global Funding Corp.
	7.75%, 12/01/30	82,463
9,000	Vodafone Group PLC (United Kingdom)
	5.625%, 2/27/17	8,751

		137,655

	UTILITIES—0.4%
22,000	Constellation Energy Group
	4.55%, 6/15/15	17,818
14,000	Dominion Resources, Inc., Series C
	5.15%, 7/15/15	13,293
22,000	Midamerican Energy Holdings Co.
	6.125%, 4/01/36	20,402

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)
February 28, 2009 (Unaudited)

Principal Amount		Market Value

	CORPORATE BONDS (Continued)
	UTILITIES (Continued)
$28,000	Pacific Gas & Electric Co.
	6.05%, 3/01/34	$28,000

		79,513

	Total Corporate Bonds
	(Amortized Cost $3,083,264)	2,490,759

	UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS—8.4%
	FEDERAL HOME LOAN MORTGAGE CORP.—0.6%
92,000	6.25%, 7/15/32	116,549

	FEDERAL NATIONAL MORTGAGE ASSOCIATION—0.6%
48,000	5.00%, 4/15/15	52,949
70,000	5.00%, 5/11/17	76,672

		129,621

	UNITED STATES TREASURY BONDS/NOTES—7.2%
200	3.50%, 2/15/10	205
490,000	4.50%, 5/15/10	512,090
255,900	4.75%, 5/15/14	291,286
60,000	7.50%, 11/15/16	77,466
122,500	8.125%, 8/15/19	170,428
40,400	7.625%, 2/15/25	58,870
64,800	6.25%, 5/15/30	85,718
60,000	5.00%, 5/15/37	72,197
230,000	4.375%, 2/15/38	253,719

		1,521,979

	Total United States Government & Agencies Obligations
	(Amortized Cost $1,641,725)	1,768,149

	SOVEREIGN BONDS—0.5%
69,000	Province of Quebec Canada (Canada)
	7.50%, 9/15/29	85,754
25,000	Republic of Italy (Italy)
	5.25%, 9/20/16	25,250
6,000	United Mexican States (Mexico)
	5.625%, 1/15/17	5,817

	Total Sovereign Bonds
	(Amortized Cost $121,587)	116,821

	Total Investments—98.9%
	(Amortized Cost $35,650,767)(b)	$20,910,195
	Cash Equivalents—0.4%(c)	76,307
	Other assets less liabilities—0.7%	160,484

	Net Assets—100.0%	$21,146,986

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)
February 28, 2009 (Unaudited)

ADR – American Depositary Receipt.
MTN – Medium Term Note.
REIT – Real Estate Investment Trust.
* Non-income producing security.

(a)	Variable rate coupon. Stated interest rate was in effect at February 28, 2009.

(b)	The cost stated also approximates the aggregate cost for Federal income tax purposes. At February 28, 2009, net unrealized depreciation was $14,740,572 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $212,305 and aggregate gross unrealized depreciation of $14,952,877.

(c)	Represents an investment in Dreyfus Institutional Reserve Money Fund with annualized 7-day yield of 1.10% at February 28, 2009.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of February 28, 2009 in valuing the Fund’s investments:

Valuation inputs	Investments in Securities
Level 1—Quoted Prices	$ 16,534,466
Level 2—Other Significant Observable Inputs	4,375,729
Level 3—Significant Unobservable Inputs	-

Total Fair Value	$20,910,195

TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND
COUNTRY BREAKDOWN AS OF FEBRUARY 28, 2009 (Unaudited)

	Market Value	% of Net Assets

United States	$16,231,650	76.8%
United Kingdom	1,486,352	7.0
France	494,960	2.3
Germany	480,576	2.3
Switzerland	478,904	2.3
Japan	474,935	2.2
Spain	226,949	1.1
Australia	201,889	0.9
Italy	184,823	0.9
Bermuda	116,043	0.5
Netherlands Antilles	105,236	0.5
Netherlands	102,811	0.5
Canada	102,560	0.5
Sweden	59,932	0.3
Finland	40,705	0.2
Norway	27,614	0.1
Luxembourg	23,527	0.1
Cayman Islands	19,618	0.1
Panama	17,097	0.1
Greece	12,684	0.1
Denmark	9,615	0.1
Belgium	5,898	0.0
Mexico	5,817	0.0

Total Investments	20,910,195	98.9
Cash Equivalents	76,307	0.4
Other assets less liabilities	160,478	0.7

Net Assets	$21,146,980	100.0%

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND
February 28, 2009 (Unaudited)

Number of Shares		Market Value

	COMMON STOCKS—93.7%
	CONSUMER DISCRETIONARY—8.4%
1,116	Aeropostale, Inc.*	$25,880
4,757	American Axle & Manufacturing Holdings, Inc.	4,424
2,203	Blyth, Inc.	44,963
1,354	Buffalo Wild Wings, Inc.*	41,798
10,878	CBS Corp., Class B	46,449
12,064	Champion Enterprises, Inc.*	3,499
71	Children’s Place Retail Stores (The), Inc.*	1,298
608	Cinemark Holdings, Inc.	4,676
7,886	Comcast Corp., Class A	102,991
777	Compagnie Financiere Richemont SA, Class A (Switzerland)	10,304
10,083	Crown Media Holdings, Inc., Class A*	16,536
1,546	Daimler AG (Germany)	35,363
1,254	DeVry, Inc.	65,145
3,087	DIRECTV Group (The), Inc.*	61,555
1,289	Fossil, Inc.*	16,267
3,112	Fred’s, Inc., Class A	28,662
647	Hennes & Mauritz AB, Class B (Sweden)	24,274
5,099	Home Depot (The), Inc.	106,518
2,255	HONDA MOTOR Co. Ltd. (Japan)	55,082
5,202	Hovnanian Enterprises, Inc., Class A*	4,422
1,115	J. Crew Group, Inc.*	12,555
1,799	Johnson Controls, Inc.	20,473
1,385	Las Vegas Sands Corp.*	3,158
794	Lear Corp.*	476
224	Life Time Fitness, Inc.*	1,917
2,208	LKQ Corp.*	29,808
359	LVMH Moet Hennessy Louis Vuitton SA (France)	20,691
1,394	Marvel Entertainment, Inc.*	36,049
2,955	McDonald’s Corp.	154,400
609	National Presto Industries, Inc.	36,851
1,048	Netflix, Inc.*	37,875
4,675	Omnicom Group, Inc.	112,340
2,577	Panasonic Corp. (Japan)	30,394
680	Priceline.com, Inc.*	57,705
384	Regis Corp.	4,838
1,677	Sony Corp. (Japan)	28,588
243	Strayer Education, Inc.	41,249
2,195	Superior Industries International, Inc.	22,367
2,279	Target Corp.	64,518
10,164	Time Warner, Inc.	77,551
4,272	Toyota Motor Corp. (Japan)	138,841
951	Tupperware Brands Corp.	13,485
882	Vail Resorts, Inc.*	16,652
1,648	Vivendi (France)	39,694
202	Volkswagen AG (Germany)	48,231
5,361	Walt Disney (The) Co.	89,904

		1,840,716

	CONSUMER STAPLES—11.9%
2,180	Archer-Daniels-Midland Co.	58,119
2,575	British American Tobacco PLC (United Kingdom)	65,955
1,054	Carrefour SA (France)	35,842
268	Casey’s General Stores, Inc.	5,336

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND
February 28, 2009 (Unaudited)

Number of Shares		Market Value

	COMMON STOCKS (Continued)
	CONSUMER STAPLES (Continued)
636	Central European Distribution Corp.*	$4,242
6,642	Coca-Cola (The) Co.	271,326
4,047	CVS Caremark Corp.	104,170
3,636	Diageo PLC (United Kingdom)	42,445
1,575	Flowers Foods, Inc.	35,138
634	Fresh Del Monte Produce, Inc. (Cayman Islands)*	11,907
746	Groupe DANONE (France)	35,861
4,213	H.J. Heinz Co.	137,639
4,146	Kraft Foods, Inc., Class A	94,446
1,115	Nash Finch Co.	38,847
5,793	Nestle SA (Switzerland)	190,647
5,747	Philip Morris International, Inc.	192,352
7,993	Procter & Gamble (The) Co.	385,022
3,785	Reynolds American, Inc.	127,100
949	Ruddick Corp.	20,574
6,629	Safeway, Inc.	122,637
11,179	Tesco PLC (United Kingdom)	53,092
2,481	Unilever NV (Netherlands)	48,053
1,945	Unilever PLC (United Kingdom)	37,925
10,378	Wal-Mart Stores, Inc.	511,012

		2,629,687

	ENERGY—14.5%
1,066	Alpha Natural Resources, Inc.*	19,614
5,309	BG Group PLC (United Kingdom)	76,050
29,488	BP PLC (United Kingdom)	188,402
233	Bristow Group, Inc.*	4,718
6,442	Chevron Corp.	391,095
4,767	ConocoPhillips	178,047
973	Crosstex Energy, Inc.	2,180
721	Dawson Geophysical Co.*	8,803
2,034	Delta Petroleum Corp.*	4,190
992	Encore Acquisition Co.*	19,919
4,227	ENI S.p.A (Italy)	85,144
1,241	Exterran Holdings, Inc.*	22,462
15,409	Exxon Mobil Corp.	1,046,272
41	GulfMark Offshore, Inc.*	856
1,759	Hercules Offshore, Inc.*	2,533
1,111	IHS, Inc., Class A*	45,251
1,656	Mariner Energy, Inc.*	15,318
2,550	Occidental Petroleum Corp.	132,269
3,541	Petrohawk Energy Corp.*	60,268
2,688	Pride International, Inc.*	46,341
1,461	Repsol YPF SA (Spain)	22,675
5,680	Royal Dutch Shell PLC, Class A (United Kingdom)	125,083
4,289	Royal Dutch Shell PLC, Class B (United Kingdom)	90,722
3,559	Schlumberger Ltd. (Netherlands Antilles)	135,456
1,407	Ship Finance International Ltd. (Bermuda)	12,002
2,540	Smith International, Inc.	54,559
5,364	Southwestern Energy Co.*	154,322
2,083	StatoilHydro ASA (Norway)	34,861
3,348	Total SA (France)	159,369
1,789	Union Drilling, Inc.*	6,136
902	Walter Industries, Inc.	16,389
767	Whiting Petroleum Corp.*	17,871

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)
February 28, 2009 (Unaudited)

Number of Shares		Market Value

	COMMON STOCKS (Continued)
	ENERGY (Continued)
757	Woodside Petroleum Ltd. (Australia)	$17,313

		3,196,490

	FINANCIALS—12.9%
1,203	Aflac, Inc.	20,162
108	Alexander’s, Inc. REIT	15,163
566	Alexandria Real Estate Equities, Inc. REIT	22,617
670	Allianz SE (Germany)	45,636
4,498	American Equity Investment Life Holding Co.	17,272
3,103	American Express Co.	37,422
8,357	American International Group, Inc.	3,510
2,502	Apollo Investment Corp.	10,333
1,595	Aspen Insurance Holdings Ltd. (Bermuda)	34,755
1,639	Assicurazioni Generali S.p.A (Italy)	24,813
1,657	Assured Guaranty Ltd. (Bermuda)	7,324
2,578	AXA (France)	24,023
6,118	Banco Bilbao Vizcaya Argentaria SA (Spain)	44,989
2,364	Banco Latinoamericano de Exportaciones SA, Class E (Panama)	21,441
9,450	Banco Santander SA (Spain)	58,810
11,404	Bank of America Corp.	45,046
3,627	Bank of New York Mellon Corp.	80,411
11,380	Barclays PLC (United Kingdom)	15,150
1,407	BioMed Realty Trust, Inc. REIT	12,002
1,267	BNP Paribas (France)	41,822
4,619	Capital One Financial Corp.	55,659
287	Capital Southwest Corp.	18,844
3,034	Charles Schwab (The) Corp.	38,562
13,573	Citigroup, Inc.	20,360
1,703	Commonwealth Bank of Australia (Australia)	32,421
916	Corporate Office Properties Trust REIT	22,900
195	Cousins Properties, Inc. REIT	1,386
1,757	Credit Suisse Group (Switzerland)	43,616
858	Deutsche Bank AG (Germany)	22,644
1,154	Digital Realty Trust, Inc. REIT	34,493
2,312	eHealth, Inc.*	29,247
60	Entertainment Properties Trust REIT	895
1,573	Equity One, Inc. REIT	17,586
6,389	Fifth Third Bancorp	13,481
1,858	First Cash Financial Services, Inc.*	25,380
4,404	Fortis (Belgium)	7,394
742	Franklin Resources, Inc.	33,984
292	GAMCO Investors, Inc., Class A	8,468
1,075	Goldman Sachs Group (The), Inc.	97,911
147	Greenhill & Co., Inc.	9,496
1,139	Highwoods Properties, Inc. REIT	21,516
35	Home Properties, Inc. REIT	929
17,370	HSBC Holdings PLC (United Kingdom)	121,626
3,113	ING Groep NV (Netherlands)	14,494
69	Interactive Brokers Group, Inc., Class A*	969
1,328	International Bancshares Corp.	13,293
12,689	Intesa Sanpaolo S.p.A (Italy)	31,200
8,472	JPMorgan Chase & Co.	193,585
2,163	Knight Capital Group, Inc., Class A*	38,047
4,701	LaBranche & Co., Inc.*	27,172
9,529	Lloyds TSB Group PLC (United Kingdom)	7,918

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)
February 28, 2009 (Unaudited)

Number of Shares		Market Value

	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
13,594	Mitsubishi UFJ Financial Group, Inc. (Japan)	$63,076
14,636	Mizuho Financial Group, Inc. (Japan)	28,122
2,475	National Australia Bank Ltd. (Australia)	28,271
6,976	National Bank of Greece SA ADR (Greece)	15,905
511	National Retail Properties, Inc. REIT	7,343
1,492	Nationwide Health Properties, Inc. REIT	30,228
2,639	Northern Trust Corp.	146,596
1,200	Odyssey Re Holdings Corp.	55,752
136	optionsXpress Holdings, Inc.	1,342
1,029	Platinum Underwriters Holdings Ltd. (Bermuda)	28,853
813	Potlatch Corp. REIT	18,512
664	ProAssurance Corp.*	31,733
3,896	ProLogis REIT	22,558
2,252	Public Storage REIT	124,941
1,851	Realty Income Corp. REIT	32,448
16,071	Royal Bank of Scotland Group PLC (United Kingdom)	5,314
2,019	Senior Housing Properties Trust REIT	25,480
683	Simon Property Group, Inc. REIT	22,607
453	Sumitomo Mitsui Financial Group, Inc. (Japan)	14,676
580	SVB Financial Group*	9,483
3,632	T. Rowe Price Group, Inc.	82,592
2,294	Texas Capital Bancshares, Inc.*	22,344
4,952	U.S. Bancorp	70,863
3,710	UBS AG (Switzerland)*	35,221
646	UMB Financial Corp.	24,503
15,873	UniCredito Italiano S.p.A (Italy)	20,361
2,923	United Community Banks, Inc.	10,114
2,083	Vornado Realty Trust REIT	68,177
1,585	Waddell & Reed Financial, Inc., Class A	22,380
7,825	Wells Fargo & Co.	94,683
504	Westamerica Bancorp.	20,094
2,780	Westpac Banking Corp. (Australia)	29,997
220	Zurich Financial Services AG (Switzerland)	31,499

		2,834,245

	HEALTH CARE—11.6%
3,875	Abbott Laboratories	183,443
1,164	Alexion Pharmaceuticals, Inc.*	39,809
4,241	Alliance Imaging, Inc.*	34,776
151	AMERIGROUP Corp.*	3,742
2,686	Amgen, Inc.*	131,426
1,940	AstraZeneca PLC (United Kingdom)	62,023
1,040	Bayer AG (Germany)	50,298
1,465	BioMarin Pharmaceuticals, Inc.*	17,580
496	Bio-Rad Laboratories, Inc., Class A*	27,627
2,927	Bruker Corp.*	12,323
1,263	CorVel Corp.*	23,820
2,748	Cross Country Healthcare, Inc.*	20,335
485	ev3, Inc.*	2,857
7,030	GlaxoSmithKline PLC (United Kingdom)	107,116
4,305	Halozyme Therapeutics, Inc.*	19,071
3,896	Hologic, Inc.*	44,103
2,509	Humana, Inc.*	59,388
1,071	Illumina, Inc.*	33,554

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)
February 28, 2009 (Unaudited)

Number of Shares		Market Value

	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
2,260	Insulet Corp.*	$13,831
1,345	Inverness Medical Innovations, Inc.*	30,222
7,200	Johnson & Johnson	360,001
921	Magellan Health Services, Inc.*	30,540
860	Masimo Corp.*	21,491
3,989	McKesson Corp.	163,629
5,897	Merck & Co., Inc.	142,707
605	Myriad Genetics, Inc.*	47,704
2,900	Novartis AG (Switzerland)	106,242
768	Onyx Pharmaceuticals, Inc.*	23,032
805	OSI Pharmaceuticals, Inc.*	27,451
1,385	Perrigo Co.	27,825
17,575	Pfizer, Inc.	216,348
1,152	Psychiatric Solutions, Inc.*	19,515
936	Roche Holding AG (Switzerland)	106,857
2,328	Sanofi-Aventis SA (France)	120,972
1,192	Takeda Pharmaceutical Co. Ltd. (Japan)	48,608
1,170	Thermo Fisher Scientific, Inc.*	42,424
329	United Therapeutics Corp.*	22,079
4,195	UnitedHealth Group, Inc.	82,432
758	Zimmer Holdings, Inc.*	26,545

		2,553,746

	INDUSTRIALS—8.0%
1,979	3M Co.	89,965
3,373	ABB Ltd. (Switzerland)	41,374
887	Acuity Brands, Inc.	20,330
1,741	Aecom Technology Corp.*	42,707
311	Alstom SA (France)	14,923
2,422	Altra Holdings, Inc.*	13,030
749	American Science & Engineering, Inc.	45,457
4,671	BAE Systems PLC (United Kingdom)	24,734
848	Baldor Electric Co.	10,354
301	Barnes Group, Inc.	2,805
3,403	Beacon Roofing Supply, Inc.*	37,331
418	Belden, Inc.	4,460
2,146	Boeing (The) Co.	67,470
961	Brady Corp., Class A	16,462
1,283	Bucyrus International, Inc.	15,935
997	Burlington Northern Santa Fe Corp.	58,594
1,757	Caterpillar, Inc.	43,240
853	CLARCOR, Inc.	22,485
2,687	Cummins, Inc.	55,890
848	Danaher Corp.	43,044
1,410	Deutsche Post AG (Germany)	13,681
374	East Japan Railway Co. (Japan)	22,361
1,272	EMCOR Group, Inc.*	19,602
2,067	Emerson Electric Co.	55,292
99	First Advantage Corp., Class A*	1,033
2,302	Foster Wheeler AG (Switzerland)*	34,622
794	FTI Consulting, Inc.*	29,013
2,177	Fuel Tech, Inc.*	20,115
1,130	General Dynamics Corp.	49,517
25,727	General Electric Co.	218,936

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)
February 28, 2009 (Unaudited)

Number of Shares		Market Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
3,313	H&E Equipment Services, Inc.*	$17,029
1,510	Illinois Tool Works, Inc.	41,978
3,759	Ingersoll-Rand Co. Ltd., Class A (Bermuda)	53,303
2,332	Insituform Technologies, Inc., Class A*	28,404
1,464	Komatsu Ltd. (Japan)	15,292
1,814	Koninklijke (Royal) Philips Electronics NV (Netherlands)	29,340
1,188	Manpower, Inc.	33,121
2,142	Mitsubishi Corp. (Japan)	27,232
2,252	Mitsui & Co. Ltd. (Japan)	21,175
780	Moog, Inc., Class A*	18,135
75	Regal-Beloit Corp.	2,151
373	Schneider Electric SA (France)	22,644
19	Seaboard Corp.	16,720
1,138	Siemens AG (Germany)	58,290
1,443	Union Pacific Corp.	54,141
2,828	United Parcel Service, Inc., Class B	116,457
271	Vestas Wind Systems A/S (Denmark)*	12,064
727	Vinci SA (France)	23,771
726	Wabtec Corp.	19,428
1,102	Woodward Governor Co.	18,976

		1,764,413

	INFORMATION TECHNOLOGY—14.7%
3,570	Amkor Technology, Inc.*	6,105
697	Anixter International, Inc.*	20,499
1,300	ANSYS, Inc.*	26,221
2,373	Apple, Inc.*	211,933
7,749	Aruba Networks, Inc.*	21,387
357	Benchmark Electronics, Inc.*	3,488
221	CACI International, Inc., Class A*	9,452
1,693	CANON, Inc. (Japan)	43,950
18,218	Cisco Systems, Inc.*	265,436
4,358	eBay, Inc.*	47,371
7,236	EMC Corp.*	75,978
578	Equinix, Inc.*	26,825
1,948	FLIR Systems, Inc.*	39,759
906	Google, Inc., Class A*	306,218
7,012	Hewlett-Packard Co.	203,558
15,257	Intel Corp.	194,374
3,506	International Business Machines Corp.	322,656
591	Itron, Inc.*	26,394
5,952	Ixia*	29,641
1,761	Jack Henry & Associates, Inc.	28,053
1,245	Lawson Software, Inc.	4,781
1,993	Macrovision Solutions Corp.*	31,350
354	MasterCard, Inc., Class A	55,943
3,568	MEMC Electronic Materials, Inc.*	53,556
1,469	MICROS Systems, Inc.*	23,622
1,415	Microsemi Corp.*	14,306
25,967	Microsoft Corp.	419,366
6,856	Motorola, Inc.	24,133
10,740	Nextwave Wireless, Inc.*	1,396
109	Nintendo Co. Ltd. (Japan)	31,738
5,343	Nokia Oyj (Finland)	51,030
3,454	Nuance Communications, Inc.*	30,602

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)
February 28, 2009 (Unaudited)

Number of Shares		Market Value

	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
6,308	ON Semiconductor Corp.*	$23,087
1,970	Parametric Technology Corp.*	16,036
2,248	Perot Systems Corp., Class A*	25,582
206	Plantronics, Inc.	1,770
1,841	Polycom, Inc.*	24,485
1,996	Quest Software, Inc.*	22,555
2,838	RightNow Technologies, Inc.*	22,562
3,371	SAIC, Inc.*	63,746
1,174	SAP AG (Germany)	38,044
2,548	Skyworks Solutions, Inc.*	16,562
529	Sohu.com, Inc.*	26,133
276	SRA International, Inc., Class A	3,748
1,405	Sybase, Inc.*	38,188
3,993	TechTarget, Inc.*	9,983
4,776	Telefonaktiebolaget LM Ericsson (Sweden)	39,818
769	THQ, Inc.	1,923
1,199	TIBCO Software, Inc.*	5,791
5,629	Toshiba Corp. (Japan)	13,807
1,419	Tyco Electronics Ltd. (Bermuda)	13,452
3,286	Universal Display Corp.*	19,815
1,645	ValueClick, Inc.*	10,314
2,302	Western Union (The) Co.	25,690
12,424	Xerox Corp.	64,356
3,775	Yahoo!, Inc.*	49,943

		3,228,511

	MATERIALS—4.0%
373	Air Liquide SA (France)	27,552
2,119	Anglo American PLC (United Kingdom)	30,233
1,124	Aptargroup, Inc.	31,539
1,504	ArcelorMittal (Luxembourg)	29,512
1,527	BASF AG (Germany)	42,588
5,066	BHP Billiton Ltd. (Australia)	93,306
3,680	BHP Billiton PLC (United Kingdom)	58,013
866	CF Industries Holdings, Inc.	55,710
12,589	Coeur d’Alene Mines Corp.*	9,568
2,844	Dow Chemical (The) Co.	20,363
2,560	E.I. du Pont de Nemours & Co.	48,026
2,239	Flotek Industries, Inc.*	4,478
1,251	Freeport-McMoRan Copper & Gold, Inc.	38,055
835	Greif, Inc., Class A	25,676
261	H.B. Fuller Co.	2,975
41	Minerals Technologies, Inc.	1,227
1,328	Mosaic (The) Co.	57,170
9,029	NIPPON STEEL Corp. (Japan)	24,085
218	Rio Tinto Ltd. (Australia)	6,580
1,835	Rio Tinto PLC (United Kingdom)	47,105
1,231	Rockwood Holdings, Inc.*	7,251
95	Sensient Technologies Corp.	1,919
1,515	Terra Industries, Inc.	39,072
593	Texas Industries, Inc.	9,547
2,070	Valhi, Inc.	25,854
1,450	Vulcan Materials Co.	60,045
2,847	Weyerhaeuser Co.	68,785

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)
February 28, 2009 (Unaudited)

Number of Shares		Market Value

	COMMON STOCKS (Continued)
	MATERIALS (Continued)
961	Xstrata PLC (United Kingdom)	$9,527

		875,761

	TELECOMMUNICATION SERVICES—4.9%
17,128	AT&T, Inc.	407,133
12,338	BT Group PLC (United Kingdom)	15,950
2,547	Consolidated Communications Holdings, Inc.	24,629
3,760	Deutsche Telekom AG (Germany)	45,677
2,407	France Telecom SA (France)	54,445
2,858	Koninklijke (Royal) KPN NV (Netherlands)	37,006
5,899	Telefonica SA (Spain)	110,208
2,752	tw telecom, Inc.*	22,126
7,564	Verizon Communications, Inc.	215,801
75,582	Vodafone Group PLC (United Kingdom)	134,879

		1,067,854

	UTILITIES—2.8%
2,769	E.ON AG (Germany)	71,778
7,670	Enel S.p.A (Italy)	38,429
1,282	Exelon Corp.	60,536
5,442	Iberdrola SA (Spain)	35,940
871	ITC Holdings Corp.	32,166
4,160	National Grid PLC (United Kingdom)	37,148
1,001	Nicor, Inc.	31,411
5,219	PG&E Corp.	199,471
1,250	PPL Corp.	34,863
647	RWE AG (Germany)	41,061
1	Suez SA (France)	28
2,127	Westar Energy, Inc.	35,946

		618,777

	Total Common Stocks
	(Cost $37,273,035)	20,610,200

	RIGHTS—0.0%
	FINANCIALS—0.0%
3,912	Fortis Rights, expiring 12/31/14 (Belgium)*
	(Cost $0)	0

Principal Amount		Market Value

	CORPORATE BONDS—4.3%
	CONSUMER DISCRETIONARY—0.5%
$5,000	CBS Corp.
	7.875%, 7/30/30	$3,242
44,000	Comcast Corp.
	6.45%, 3/15/37	37,894
3,000	Home Depot (The), Inc.
	5.40%, 3/01/16	2,680
33,000	News America, Inc.
	6.20%, 12/15/34	25,145

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)
February 28, 2009 (Unaudited)

Principal Amount		Market Value

	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$41,000	Time Warner Cable, Inc.
	6.55%, 5/01/37	$34,578
5,000	Time Warner, Inc.
	7.70%, 5/01/32	4,737
6,000	Viacom, Inc.
	6.25%, 4/30/16	5,109

		113,385

	CONSUMER STAPLES—0.5%
18,000	CVS Caremark Corp.
	6.302%, 6/01/37 (a)	11,077
4,000	Pepsi Bottling Group, Inc., Series B
	7.00%, 3/01/29	4,485
46,000	Procter & Gamble (The) Co.
	5.55%, 3/05/37	45,967
54,000	Wal-Mart Stores, Inc.
	6.50%, 8/15/37	58,009

		119,538

	ENERGY—0.1%
2,000	Anadarko Petroleum Corp.
	5.95%, 9/15/16	1,783
2,000	Canadian Natural Resources Ltd. (Canada)
	5.70%, 5/15/17	1,769
28,000	ConocoPhillips
	5.90%, 10/15/32	25,810
2,000	Enterprise Products Operating LP, Series B
	5.60%, 10/15/14	1,859

		31,221

	FINANCIALS—1.5%
35,000	Allstate (The) Corp.
	5.55%, 5/09/35	27,522
72,000	American Express Co.
	6.80%, 9/01/66	35,621
22,000	American International Group, Inc.
	6.25%, 3/15/37	3,300
8,000	Capital One Financial Corp.
	6.15%, 9/01/16	5,808
12,000	Capmark Financial Group, Inc.
	6.30%, 5/10/17	2,416
66,000	Citigroup Capital XXI
	8.30%, 12/21/57 (a)	31,645
28,000	Credit Suisse (USA), Inc.
	7.125%, 7/15/32	26,527
7,000	General Electric Capital Corp., Series A MTN
	6.75%, 3/15/32	5,749
2,000	Goldman Sachs Group, LP
	5.00%, 10/01/14	1,799
69,000	Goldman Sachs Group (The), Inc.
	6.50%, 10/01/37	49,186

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)
February 28, 2009 (Unaudited)

Principal Amount		Market Value

	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$48,000	HSBC Holdings PLC (United Kingdom)
	6.50%, 9/15/37	$41,903
4,000	iStar Financial, Inc., Series 1
	5.875%, 3/15/16	1,241
9,000	Landwirtschaftliche Rentenbank, Series G MTN (Germany)
	5.00%, 11/08/16	9,597
62,000	Lincoln National Corp.
	7.00%, 5/17/66 (a)	22,880
4,000	Merrill Lynch & Co., Inc.
	6.875%, 4/25/18	3,334
3,000	Royal Bank of Scotland Group PLC (United Kingdom)
	5.00%, 10/01/14	2,505
2,000	SLM Corp., Series A MTN
	5.375%, 5/15/14	1,166
46,000	Travelers (The) Cos., Inc.
	6.25%, 3/15/37 (a)	27,808
35,000	Unilever Capital Corp.
	5.90%, 11/15/32	34,513
2,000	Wells Fargo & Co.
	5.00%, 11/15/14	1,837

		336,357

	HEALTH CARE—0.5%
2,000	Abbott Laboratories
	5.875%, 5/15/16	2,123
52,000	Bristol-Myers Squibb Co.
	5.875%, 11/15/36	51,435
46,000	Eli Lilly & Co.
	5.55%, 3/15/37	43,832
2,000	WellPoint, Inc.
	5.25%, 1/15/16	1,812

		99,202

	INDUSTRIALS—0.3%
45,000	Burlington Northern Santa Fe Corp.
	6.15%, 5/01/37	41,374
33,000	CSX Corp.
	6.00%, 10/01/36	24,120

		65,494

	MATERIALS—0.3%
9,000	BHP Billiton Finance USA Ltd. (Australia)
	4.80%, 4/15/13	9,111
6,000	CRH America, Inc.
	6.00%, 9/30/16	4,290
43,000	Vale Overseas Ltd. (Cayman Islands)
	6.875%, 11/21/36	37,263
6,000	Weyerhaeuser Co.
	7.375%, 3/15/32	3,992

		54,656

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)
February 28, 2009 (Unaudited)

Principal Amount		Market Value

	CORPORATE BONDS (Continued)
	TELECOMMUNICATION SERVICES—0.3%
$36,000	BellSouth Corp.
	6.00%, 11/15/34	$32,083
6,000	Embarq Corp.
	7.082%, 6/01/16	5,407
27,000	Verizon Global Funding Corp.
	7.75%, 12/01/30	27,831
3,000	Vodafone Group PLC (United Kingdom)
	5.625%, 2/27/17	2,917

		68,238

	UTILITIES—0.3%
2,000	Constellation Energy Group
	4.55%, 6/15/15	1,620
2,000	Dominion Resources, Inc., Series C
	5.15%, 7/15/15	1,899
33,000	Midamerican Energy Holdings Co.
	6.125%, 4/01/36	30,602
28,000	Pacific Gas & Electric Co.
	6.05%, 3/01/34	28,000

		62,121

	Total Corporate Bonds
	(Amortized Cost $1,159,805)	950,212

	UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS—1.2%
	FEDERAL HOME LOAN MORTGAGE CORP.—0.0%
3,000	6.25%, 7/15/32	3,801

	FEDERAL NATIONAL MORTGAGE ASSOCIATION—0.0%
6,000	5.00%, 4/15/15	6,619

	UNITED STATES TREASURY BONDS/NOTES—1.2%
100	3.50%, 2/15/10	103
39,400	4.50%, 5/15/10	41,176
28,200	4.875%, 4/30/11	30,511
300	4.75%, 5/15/14	341
22,600	8.125%, 8/15/19	31,442
4,600	7.625%, 2/15/25	6,703
3,600	6.25%, 5/15/30	4,762
19,200	5.00%, 5/15/37	23,103
101,400	4.375%, 2/15/38	111,857

		249,998

	Total United States Government & Agencies Obligations
	(Amortized Cost $246,637)	260,418

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)
February 28, 2009 (Unaudited)

Principal Amount		Market Value

	SOVEREIGN BONDS—0.0%
$7,000	Province of Quebec Canada (Canada)
	7.50%, 9/15/29
	(Amortized Cost $9,049)	$8,700

	Total Investments—99.2%
	(Amortized Cost $38,688,526)(a)	$21,829,530
	Cash Equivalents—0.3%(b)	67,058
	Other assets less liabilities—0.5%	110,488

	Net Assets—100.0%	$22,007,076

ADR – American Depositary Receipt.
MTN – Medium Term Note.
REIT – Real Estate Investment Trust.
* Non-income producing security.

(a)	The cost stated also approximates the aggregate cost for Federal income tax purposes. At February 28, 2009, net unrealized depreciation was $16,858,996 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $93,750 and aggregate gross unrealized depreciation of $16,952,746.

(b)	Represents an investment in Dreyfus Institutional Reserve Money Fund with annualized 7-day yield of 1.10% at February 28, 2009.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of February 28, 2009 in valuing the Fund’s investments:

Valuation inputs	Investments in Securities
Level 1—Quoted Prices	$ 20,610,200
Level 2—Other Significant Observable Inputs	1,219,330
Level 3—Significant Unobservable Inputs	-

Total Fair Value	$21,829,530

TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND
COUNTRY BREAKDOWN AS OF FEBRUARY 28, 2009 (Unaudited)

	Market Value	% of Net Assets

United States	$16,674,317	75.8%
United Kingdom	1,403,735	6.4
France	621,637	2.8
Japan	607,027	2.8
Switzerland	600,382	2.7
Germany	522,888	2.4
Spain	272,622	1.2
Australia	216,999	1.0
Italy	199,947	0.9
Bermuda	149,689	0.7
Netherlands Antilles	135,456	0.6
Netherlands	128,893	0.6
Sweden	64,092	0.3
Cayman Islands	49,170	0.2
Finland	51,030	0.2
Norway	34,861	0.2
Luxembourg	29,512	0.1
Panama	21,441	0.1
Greece	15,905	0.1
Denmark	12,064	0.1
Canada	10,469	0.0
Belgium	7,394	0.0

Total Investments	21,829,530	99.2
Cash Equivalents	67,058	0.3
Other assets less liabilities	110,482	0.5

Net Assets	$22,007,070	100.0%

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND
February 28, 2009 (Unaudited)

Number of Shares		Market Value

	COMMON STOCKS—8.5%
	CONSUMER DISCRETIONARY—0.8%
839	American Axle & Manufacturing Holdings, Inc.	$780
259	Blyth, Inc.	5,286
134	Buffalo Wild Wings, Inc.*	4,137
1,119	CBS Corp., Class B	4,778
1,925	Champion Enterprises, Inc.*	558
753	Comcast Corp., Class A	9,834
86	Compagnie Financiere Richemont SA, Class A (Switzerland)	1,141
1,098	Crown Media Holdings, Inc., Class A*	1,801
150	Daimler AG (Germany)	3,431
124	DeVry, Inc.	6,442
297	DIRECTV Group (The), Inc.*	5,922
353	Fred’s, Inc., Class A	3,251
80	Hennes & Mauritz AB, Class B (Sweden)	3,001
532	Home Depot (The), Inc.	11,113
232	HONDA MOTOR Co. Ltd. (Japan)	5,667
680	Hovnanian Enterprises, Inc., Class A*	578
169	Johnson Controls, Inc.	1,923
217	Las Vegas Sands Corp.*	495
258	LKQ Corp.*	3,483
41	LVMH Moet Hennessy Louis Vuitton SA (France)	2,363
153	Marvel Entertainment, Inc.*	3,957
299	McDonald’s Corp.	15,624
66	National Presto Industries, Inc.	3,994
108	Netflix, Inc.*	3,903
479	Omnicom Group, Inc.	11,510
76	Priceline.com, Inc.*	6,449
183	Sony Corp. (Japan)	3,120
27	Strayer Education, Inc.	4,583
252	Superior Industries International, Inc.	2,568
255	Target Corp.	7,219
1,028	Time Warner, Inc.	7,844
400	Toyota Motor Corp. (Japan)	13,000
134	Tupperware Brands Corp.	1,900
157	Vivendi (France)	3,782
20	Volkswagen AG (Germany)	4,775
564	Walt Disney (The) Co.	9,458

		179,670

	CONSUMER STAPLES—1.1%
196	Archer-Daniels-Midland Co.	5,225
200	British American Tobacco PLC (United Kingdom)	5,123
112	Carrefour SA (France)	3,809
108	Casey’s General Stores, Inc.	2,150
66	Central European Distribution Corp.*	440
645	Coca-Cola (The) Co.	26,348
421	CVS Caremark Corp.	10,837
348	Diageo PLC (United Kingdom)	4,062
164	Flowers Foods, Inc.	3,659
111	Fresh Del Monte Produce, Inc. (Cayman Islands)*	2,085
74	Groupe DANONE (France)	3,557
416	H.J. Heinz Co.	13,591
398	Kraft Foods, Inc., Class A	9,066
104	Nash Finch Co.	3,623

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND (Continued)
February 28, 2009 (Unaudited)

Number of Shares		Market Value

	COMMON STOCKS (Continued)
	CONSUMER STAPLES (Continued)
607	Nestle SA (Switzerland)	$19,976
564	Philip Morris International, Inc.	18,877
792	Procter & Gamble (The) Co.	38,151
371	Reynolds American, Inc.	12,458
105	Ruddick Corp.	2,276
684	Safeway, Inc.	12,654
1,193	Tesco PLC (United Kingdom)	5,666
259	Unilever NV (Netherlands)	5,016
190	Unilever PLC (United Kingdom)	3,705
992	Wal-Mart Stores, Inc.	48,847

		261,201

	ENERGY—1.3%
112	Alpha Natural Resources, Inc.*	2,061
503	BG Group PLC (United Kingdom)	7,205
2,934	BP PLC (United Kingdom)	18,746
629	Chevron Corp.	38,186
472	ConocoPhillips	17,629
103	Dawson Geophysical Co.*	1,258
259	Delta Petroleum Corp.*	534
106	Encore Acquisition Co.*	2,128
413	ENI S.p.A (Italy)	8,319
135	Exterran Holdings, Inc.*	2,444
1,459	Exxon Mobil Corp.	99,065
262	Hercules Offshore, Inc.*	377
111	IHS, Inc., Class A*	4,521
199	Mariner Energy, Inc.*	1,841
247	Occidental Petroleum Corp.	12,812
339	Petrohawk Energy Corp.*	5,770
283	Pride International, Inc.*	4,879
153	Repsol YPF SA (Spain)	2,375
569	Royal Dutch Shell PLC, Class A (United Kingdom)	12,530
431	Royal Dutch Shell PLC, Class B (United Kingdom)	9,117
339	Schlumberger Ltd. (Netherlands Antilles)	12,902
182	Ship Finance International Ltd. (Bermuda)	1,552
259	Smith International, Inc.	5,563
527	Southwestern Energy Co.*	15,162
208	StatoilHydro ASA (Norway)	3,481
332	Total SA (France)	15,804
290	Union Drilling, Inc.*	995
96	Walter Industries, Inc.	1,744
86	Whiting Petroleum Corp.*	2,004
94	Woodside Petroleum Ltd. (Australia)	2,150

		313,154

	FINANCIALS—1.2%
138	Aflac, Inc.	2,313
66	Alexandria Real Estate Equities, Inc. REIT	2,637
64	Allianz SE (Germany)	4,359
464	American Equity Investment Life Holding Co.	1,782
314	American Express Co.	3,787
1,070	American International Group, Inc.	449

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND (Continued)
February 28, 2009 (Unaudited)

Number of Shares		Market Value

	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
297	Apollo Investment Corp.	$1,227
150	Aspen Insurance Holdings Ltd. (Bermuda)	3,269
133	Assicurazioni Generali S.p.A (Italy)	2,013
176	Assured Guaranty Ltd. (Bermuda)	778
233	AXA (France)	2,171
607	Banco Bilbao Vizcaya Argentaria SA (Spain)	4,464
240	Banco Latinoamericano de Exportaciones SA, Class E (Panama)	2,177
1,193	Banco Santander SA (Spain)	7,424
1,114	Bank of America Corp.	4,400
355	Bank of New York Mellon (The) Corp.	7,870
1,080	Barclays PLC (United Kingdom)	1,438
119	BNP Paribas (France)	3,928
460	Capital One Financial Corp.	5,543
30	Capital Southwest Corp.	1,970
292	Charles Schwab (The) Corp.	3,711
1,316	Citigroup, Inc.	1,974
155	Commonwealth Bank of Australia (Australia)	2,951
157	Credit Suisse Group (Switzerland)	3,897
84	Deutsche Bank AG (Germany)	2,217
145	Digital Realty Trust, Inc. REIT	4,334
234	eHealth, Inc.*	2,960
697	Fifth Third Bancorp	1,471
190	First Cash Financial Services, Inc.*	2,595
474	Fortis (Belgium)	796
71	Franklin Resources, Inc.	3,252
104	Goldman Sachs Group (The), Inc.	9,472
45	Greenhill & Co., Inc.	2,907
1,675	HSBC Holdings PLC (United Kingdom)	11,728
299	ING Groep NV (Netherlands)	1,392
130	International Bancshares Corp.	1,301
1,251	Intesa Sanpaolo S.p.A (Italy)	3,076
843	JPMorgan Chase & Co.	19,262
210	Knight Capital Group, Inc., Class A*	3,694
499	LaBranche & Co., Inc.*	2,884
990	Lloyds TSB Group PLC (United Kingdom)	823
1,533	Mitsubishi UFJ Financial Group, Inc. (Japan)	7,113
375	Mizuho Financial Group, Inc. (Japan)	721
224	National Australia Bank Ltd. (Australia)	2,559
618	National Bank of Greece SA ADR (Greece)	1,409
192	Nationwide Health Properties, Inc. REIT	3,890
258	Northern Trust Corp.	14,332
104	Odyssey Re Holdings Corp.	4,832
94	Platinum Underwriters Holdings Ltd. (Bermuda)	2,636
62	ProAssurance Corp.*	2,963
432	ProLogis REIT	2,501
250	Public Storage REIT	13,870
254	Realty Income Corp. REIT	4,453
10	Reinet Investments SCA (Luxembourg)*	92
1,142	Royal Bank of Scotland Group PLC (United Kingdom)	378
252	Senior Housing Properties Trust REIT	3,180
108	Simon Property Group, Inc. REIT	3,575
32	Sumitomo Mitsui Financial Group, Inc. (Japan)	1,037
360	T. Rowe Price Group, Inc.	8,186
241	Texas Capital Bancshares, Inc.*	2,347

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND (Continued)
February 28, 2009 (Unaudited)

Number of Shares		Market Value

	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
465	U.S. Bancorp	$6,654
319	UBS AG (Switzerland)*	3,028
66	UMB Financial Corp.	2,503
1,513	UniCredito Italiano S.p.A (Italy)	1,941
330	United Community Banks, Inc.	1,142
235	Vornado Realty Trust REIT	7,692
166	Waddell & Reed Financial, Inc., Class A	2,344
732	Wells Fargo & Co.	8,857
53	Westamerica Bancorporation	2,113
249	Westpac Banking Corp. (Australia)	2,687
21	Zurich Financial Services AG (Switzerland)	3,007

		272,738

	HEALTH CARE—1.0%
377	Abbott Laboratories	17,847
115	Alexion Pharmaceuticals, Inc.*	3,933
499	Alliance Imaging, Inc.*	4,092
254	Amgen, Inc.*	12,428
183	AstraZeneca PLC (United Kingdom)	5,851
104	Bayer AG (Germany)	5,030
159	BioMarin Pharmaceuticals, Inc.*	1,908
50	Bio-Rad Laboratories, Inc., Class A*	2,785
300	Bruker Corp.*	1,263
150	CorVel Corp.*	2,829
326	Cross Country Healthcare, Inc.*	2,412
665	GlaxoSmithKline PLC (United Kingdom)	10,133
444	Halozyme Therapeutics, Inc.*	1,967
396	Hologic, Inc.*	4,483
243	Humana, Inc.*	5,752
85	Illumina, Inc.*	2,663
248	Insulet Corp.*	1,518
136	Inverness Medical Innovations, Inc.*	3,056
708	Johnson & Johnson	35,399
68	Martek Biosciences Corp.*	1,274
98	Masimo Corp.*	2,449
394	McKesson Corp.	16,162
561	Merck & Co., Inc.	13,576
54	Myriad Genetics, Inc.*	4,258
299	Novartis AG (Switzerland)	10,954
75	Onyx Pharmaceuticals, Inc.*	2,249
73	OSI Pharmaceuticals, Inc.*	2,489
147	Perrigo Co.	2,953
1,725	Pfizer, Inc.	21,234
117	Psychiatric Solutions, Inc.*	1,982
96	Roche Holding AG (Switzerland)	10,960
141	Sanofi-Aventis SA (France)	7,327
166	Takeda Pharmaceutical Co. Ltd. (Japan)	6,769
123	Thermo Fisher Scientific, Inc.*	4,460
36	United Therapeutics Corp.*	2,416
389	UnitedHealth Group, Inc.	7,644
85	Zimmer Holdings, Inc.*	2,977

		247,482

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND (Continued)
February 28, 2009 (Unaudited)

Number of Shares		Market Value

	COMMON STOCKS (Continued)
	INDUSTRIALS—0.7%
213	3M Co.	$9,683
331	ABB Ltd. (Switzerland)	4,060
97	Acuity Brands, Inc.	2,223
168	Aecom Technology Corp.*	4,121
31	Alstom SA (France)	1,487
318	Altra Holdings, Inc.*	1,711
72	American Science & Engineering, Inc.	4,370
493	BAE Systems PLC (United Kingdom)	2,611
347	Beacon Roofing Supply, Inc.*	3,807
220	Boeing (The) Co.	6,917
155	Bucyrus International, Inc.	1,925
101	Burlington Northern Santa Fe Corp.	5,936
190	Caterpillar, Inc.	4,676
277	Cummins, Inc.	5,762
96	Danaher Corp.	4,873
144	Deutsche Post AG (Germany)	1,397
119	EMCOR Group, Inc.*	1,834
223	Emerson Electric Co.	5,965
239	Foster Wheeler AG (Switzerland)*	3,595
89	FTI Consulting, Inc.*	3,252
223	Fuel Tech, Inc.*	2,061
123	General Dynamics Corp.	5,390
2,605	General Electric Co.	22,168
368	H&E Equipment Services, Inc.*	1,892
165	Illinois Tool Works, Inc.	4,587
399	Ingersoll-Rand Co. Ltd., Class A (Bermuda)	5,658
239	Insituform Technologies, Inc., Class A*	2,911
266	Komatsu Ltd. (Japan)	2,778
194	Koninklijke (Royal) Philips Electronics NV (Netherlands)	3,138
142	Manpower, Inc.	3,959
316	Mitsubishi Corp. (Japan)	4,018
40	Schneider Electric SA (France)	2,428
113	Siemens AG (Germany)	5,788
147	Union Pacific Corp.	5,515
270	United Parcel Service, Inc., Class B	11,118
32	Vestas Wind Systems A/S (Denmark)*	1,424
78	Vinci SA (France)	2,550
88	Wabtec Corp.	2,355
120	Woodward Governor Co.	2,066

		172,009

	INFORMATION TECHNOLOGY—1.3%
73	Anixter International, Inc.*	2,147
142	ANSYS, Inc.*	2,864
239	Apple, Inc.*	21,346
782	Aruba Networks, Inc.*	2,158
66	CACI International, Inc., Class A*	2,823
166	Canon, Inc. (Japan)	4,309
1,755	Cisco Systems, Inc.*	25,571
455	eBay, Inc.*	4,946
706	EMC Corp.*	7,413

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND (Continued)
February 28, 2009 (Unaudited)

Number of Shares		Market Value

	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
59	Equinix, Inc.*	$2,738
198	FLIR Systems, Inc.*	4,041
92	Google, Inc., Class A*	31,096
677	Hewlett-Packard Co.	19,653
1,666	Intel Corp.	21,225
334	International Business Machines Corp.	30,739
57	Itron, Inc.*	2,546
585	Ixia*	2,913
199	Macrovision Solutions Corp.*	3,130
35	MasterCard, Inc., Class A	5,531
403	MEMC Electronic Materials, Inc.*	6,049
167	MICROS Systems, Inc.*	2,685
2,658	Microsoft Corp.	42,928
696	Motorola, Inc.	2,450
3,393	Nextwave Wireless, Inc.*	441
499	Nokia Oyj (Finland)	4,766
363	Nuance Communications, Inc.*	3,216
669	ON Semiconductor Corp.*	2,449
237	Perot Systems Corp., Class A*	2,697
208	Polycom, Inc.*	2,766
208	Quest Software, Inc.*	2,350
291	RightNow Technologies, Inc.*	2,313
346	SAIC, Inc.*	6,543
112	SAP AG (Germany)	3,629
54	Sohu.com, Inc.*	2,668
140	Sybase, Inc.*	3,805
506	TechTarget, Inc.*	1,265
437	Telefonaktiebolaget LM Ericsson (Sweden)	3,643
178	Tyco Electronics Ltd. (Bermuda)	1,687
331	Universal Display Corp.*	1,996
285	ValueClick, Inc.*	1,787
228	Western Union (The) Co.	2,544
1,252	Xerox Corp.	6,485
376	Yahoo!, Inc.*	4,974

		313,325

	MATERIALS—0.4%
36	Air Liquide SA (France)	2,659
215	Anglo American PLC (United Kingdom)	3,068
128	AptarGroup, Inc.	3,592
151	ArcelorMittal (Luxembourg)	2,963
153	BASF AG (Germany)	4,267
522	BHP Billiton Ltd. (Australia)	9,614
376	BHP Billiton PLC (United Kingdom)	5,927
90	CF Industries Holdings, Inc.	5,790
319	Dow Chemical (The) Co.	2,284
259	E.I. du Pont de Nemours & Co.	4,859
259	Flotek Industries, Inc.*	518
125	Freeport-McMoRan Copper & Gold, Inc.	3,803
87	Greif, Inc., Class A	2,675
136	Mosaic (The) Co.	5,855
833	Nippon Steel Corp. (Japan)	2,222
52	Rio Tinto Ltd. (Australia)	1,570

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND (Continued)
February 28, 2009 (Unaudited)

Number of Shares		Market Value

	COMMON STOCKS (Continued)
	MATERIALS (Continued)
159	Rio Tinto PLC (United Kingdom)	$4,082
161	Rockwood Holdings, Inc.*	948
150	Terra Industries, Inc.	3,869
64	Texas Industries, Inc.	1,030
202	Valhi, Inc.	2,523
142	Vulcan Materials Co.	5,880
283	Weyerhaeuser Co.	6,837
99	Xstrata PLC (United Kingdom)	981

		87,816

	TELECOMMUNICATION SERVICES—0.4%
1,655	AT&T, Inc.	39,340
1,144	BT Group PLC (United Kingdom)	1,479
270	Consolidated Communications Holdings, Inc.	2,611
364	Deutsche Telekom AG (Germany)	4,422
220	France Telecom SA (France)	4,976
284	Koninklijke (Royal) KPN NV (Netherlands)	3,677
579	Telefonica SA (Spain)	10,817
286	tw telecom, Inc.*	2,299
728	Verizon Communications, Inc.	20,770
7,320	Vodafone Group PLC (United Kingdom)	13,063

		103,454

	UTILITIES—0.3%
290	E.ON AG (Germany)	7,517
744	Enel S.p.A (Italy)	3,728
139	Exelon Corp.	6,564
553	Iberdrola SA (Spain)	3,652
87	ITC Holdings Corp.	3,213
410	National Grid PLC (United Kingdom)	3,661
90	Nicor, Inc.	2,824
464	PG&E Corp.	17,735
132	PPL Corp.	3,681
69	RWE AG (Germany)	4,379
149	Suez SA (France)	4,195
229	Westar Energy, Inc.	3,870

		65,019

	Total Common Stocks
	(Cost $3,313,275)	2,015,868

	RIGHTS—0.0%
	FINANCIALS—0.0%
445	Fortis Rights, expiring 12/31/14 (Belgium)*
	(Cost $0)	0

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND (Continued)
February 28, 2009 (Unaudited)

Principal Amount		Market Value

	CORPORATE BONDS—11.9%
	CONSUMER DISCRETIONARY—0.4%
$49,000	Comcast Cable Communications Holdings, Inc.
	8.375%, 3/15/13	$52,316
41,000	Home Depot (The), Inc.
	5.40%, 3/01/16	36,632

		88,948

	CONSUMER STAPLES—0.4%
29,000	Diageo Finance BV (Netherlands)
	5.30%, 10/28/15	28,997
24,000	Kroger (The) Co.
	5.50%, 2/01/13	24,442
49,000	Wal-Mart Stores, Inc.
	4.55%, 5/01/13	51,375

		104,814

	ENERGY—0.7%
34,000	Apache Corp.
	5.25%, 4/15/13	35,056
44,000	Hess Corp.
	6.65%, 8/15/11	44,777
34,000	Kinder Morgan Energy Partners LP
	6.75%, 3/15/11	34,806
49,000	Spectra Energy Capital LLC
	6.25%, 2/15/13	46,561

		161,200

	FINANCIALS—8.3%
69,000	American Express Co.
	4.875%, 7/15/13	62,211
24,000	Ameriprise Financial, Inc.
	5.35%, 11/15/10	22,402
79,000	Bank of America Corp.
	4.875%, 1/15/13	69,377
49,000	Boeing Capital Corp. Ltd.
	5.80%, 1/15/13	51,589
49,000	Boston Properties LP
	6.25%, 1/15/13	42,527
41,000	Capital One Financial Corp.
	6.15%, 9/01/16	29,768
129,000	Citigroup, Inc.
	6.00%, 2/21/12	112,866
239,000	European Investment Bank (Supranational)
	4.625%, 5/15/14	253,870
	General Electric Capital Corp., Series A MTN
24,000	7.375%, 1/19/10	24,870
24,000	5.875%, 2/15/12	24,009
49,000	Genworth Financial, Inc.
	5.75%, 6/15/14	23,265
99,000	Goldman Sachs Group, LP
	5.00%, 10/01/14	89,066
129,000	HSBC Finance Corp.
	6.375%, 11/27/12	123,675

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND (Continued)
February 28, 2009 (Unaudited)

Principal Amount		Market Value

	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$194,000	International Bank for Reconstruction & Development (Supranational)
	4.125%, 8/12/09	$195,449
129,000	International Lease Finance Corp. Series Q MTN
	5.75%, 6/15/11	89,541
74,000	John Deere Capital Corp.
	7.00%, 3/15/12	79,287
	JP Morgan Chase & Co.
24,000	5.75%, 1/02/13	23,725
70,000	5.875%, 6/13/16	66,171
79,000	Kreditanstalt fuer Wiederaufbau (Germany)
	4.25%, 6/15/10	81,046
24,000	Marsh & McLennan Cos., Inc.
	5.75%, 9/15/15	20,490
41,000	Merrill Lynch & Co, Inc., Series C MTN
	5.00%, 1/15/15	33,581
41,000	MetLife, Inc.
	5.00%, 6/15/15	38,107
108,000	Morgan Stanley
	5.30%, 3/01/13	101,359
29,000	National Rural Utilities Cooperative Finance Corp., Series C MTN
	7.25%, 3/01/12	30,742
12,000	Prudential Financial, Inc.
	5.10%, 9/20/14	9,640
50,000	US Bank Series
	4.95%, 10/30/14	48,769
74,000	Wachovia Corp.
	5.25%, 8/01/14	66,818
139,000	Wells Fargo & Co.
	4.875%, 1/12/11	139,900

		1,954,120

	HEALTH CARE—0.1%
29,000	UnitedHealth Group, Inc.
	4.875%, 3/15/15	26,477

	INDUSTRIALS—0.6%
129,000	United Technologies Corp.
	4.375%, 5/01/10	131,758

	INFORMATION TECHNOLOGY—0.6%
119,000	International Business Machines Corp.
	4.25%, 9/15/09	120,185
29,000	Oracle Corp.
	5.25%, 1/15/16	29,372

		149,557

	TELECOMMUNICATION SERVICES—0.2%
24,000	Embarq Corp.
	7.082%, 6/01/16	21,630

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND (Continued)
February 28, 2009 (Unaudited)

Principal Amount		Market Value

	CORPORATE BONDS (Continued)
	TELECOMMUNICATION SERVICES (Continued)
$24,000	New Cingular Wireless Services, Inc.
	7.875%, 3/01/11	$25,662

		47,292

	UTILITIES—0.6%
33,000	Constellation Energy Group
	4.55%, 6/15/15	26,727
41,000	Dominion Resources, Inc., Series C
	5.15%, 7/15/15	38,931
24,000	Exelon Generation Co. LLC
	5.35%, 1/15/14	22,192
54,000	Progress Energy, Inc.
	7.10%, 3/01/11	55,493

		143,343

	Total Corporate Bonds
	(Amortized Cost $2,964,495)	2,807,509

	UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS—78.2%
	FEDERAL HOME LOAN MORTGAGE CORP.—5.0%
400,000	3.25%, 2/25/11	412,305
40,000	4.875%, 11/18/11	43,123
675,000	4.50%, 1/15/13	716,974

		1,172,402

	FEDERAL NATIONAL MORTGAGE ASSOCIATION—5.0%
899,000	7.25%, 1/15/10	946,291
216,000	5.00%, 4/15/15	238,272

		1,184,563

	UNITED STATES TREASURY BONDS/NOTES—68.2%
2,600,000	4.00%, 6/15/09	2,628,237
1,077,700	4.875%, 8/15/09	1,099,423
2,900,000	4.00%, 9/30/09	2,958,004
200	4.625%, 11/15/09	206
1,452,400	3.50%, 2/15/10	1,490,072
300	4.75%, 2/15/10	311
100	6.50%, 2/15/10	105
500,000	2.00%, 2/28/10	505,938
1,361,400	4.50%, 5/15/10	1,422,771
1,716,400	3.875%, 7/15/10	1,790,488
1,200,000	5.00%, 2/15/11	1,296,282
1,079,800	4.875%, 4/30/11	1,168,294
1,000,000	5.125%, 6/30/11	1,091,407
576,600	4.75%, 5/15/14	656,333

		16,107,871

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND (Continued)
February 28, 2009 (Unaudited)

Principal Amount		Market Value

	UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS (Continued)

	Total United States Government & Agencies Obligations
	(Amortized Cost $18,214,013)	$18,464,836

	SOVEREIGN BONDS—0.2%
$44,000	Italy Government International Bond (Italy)
	6.00%, 2/22/11
	(Amortized Cost $46,223)	46,665

	Total Investments—98.8%
	(Amortized Cost $24,538,006)(a)	$23,334,878
	Cash Equivalents—0.5%(b)	108,909
	Other assets less liabilities—0.7%	173,314

	Net Assets—100.0%	$23,617,101

ADR – American Depositary Receipt.
MTN – Medium Term Note.
REIT – Real Estate Investment Trust.
* Non-income producing security.

(a)	The cost stated also approximates the aggregate cost for Federal income tax purposes. At February 28, 2009, net unrealized depreciation was $1,203,128 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $286,336 and aggregate gross unrealized depreciation of $1,489,464.

(b)	Represents an investment in Dreyfus Institutional Reserve Money Fund with annualized 7-day yield of 1.10% at February 28, 2009.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of February 28, 2009 in valuing the Fund’s investments:

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND (Continued)
February 28, 2009 (Unaudited)

Valuation inputs	Investments in Securities
Level 1—Quoted Prices	$ 2,015,868
Level 2—Other Significant Observable Inputs	21,319,010
Level 3—Significant Unobservable Inputs	-

Total Fair Value	$23,334,878

TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND
COUNTRY BREAKDOWN AS OF FEBRUARY 28, 2009 (Unaudited)

	Market Value	% of Net Assets

United States	$22,236,973	94.1%
Supranational	449,319	1.9
Germany	132,257	0.6
United Kingdom	131,377	0.6
Italy	65,742	0.3
France	61,036	0.3
Switzerland	60,618	0.3
Japan	50,754	0.2
Netherlands	42,220	0.2
Spain	28,732	0.1
Australia	21,531	0.1
Bermuda	15,580	0.1
Netherlands Antilles	12,902	0.0
Sweden	6,644	0.0
Finland	4,766	0.0
Norway	3,481	0.0
Luxembourg	3,055	0.0
Panama	2,177	0.0
Cayman Islands	2,085	0.0
Denmark	1,424	0.0
Greece	1,409	0.0
Belgium	796	0.0

Total Investments	23,334,878	98.8
Cash Equivalents	108,909	0.5
Other assets less liabilities	173,314	0.7

Net Assets	$23,617,101	100.0%

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TDX Independence Funds, Inc.

By:	/s/ David M. Kelley
David M. Kelley
President and Chief Executive Officer

Date:	April 21, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David M. Kelley
David M. Kelley
President and Chief Executive Officer

Date:	April 21, 2009

By:	/s/ James J. McCluskey
James J. McCluskey
Chief Financial Officer, Secretary, Treasurer and Controller

Date:	April 21, 2009